As filed with the Securities and Exchange Commission on March 24, 2006
----------------------------------------------------------------------
Registration Nos. 2-80348 and 811-3599
--------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
         Pre-Effective Amendment No. --------            / /         --
                                                         --

         Post-Effective Amendment No.   74               /X/
                                        --               --

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
                                                                     --

         Amendment No.  76                               /X/
                        --                               --


                        (Check appropriate box or boxes)

                                 THE ROYCE FUND
                          ----------------------------
               (Exact name of Registrant as specified in charter)

              1414 Avenue of the Americas, New York, New York 10019
              -----------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                                 (212) 355-7311
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                           Charles M. Royce, President
                                 The Royce Fund
              1414 Avenue of the Americas, New York, New York 10019
              -----------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box) /X/ immediately upon filing pursuant to paragraph (b)
--
/ / on ------- pursuant to paragraph (b)
--
/ / 60 days after filing pursuant to paragraph (a)(1)
--

/ / on Date pursuant to paragraph (a)(1)
--     ----
/ / 75 days after filing pursuant to paragraph (a)(2)
--
/ / on (date) pursuant to paragraph (a)(2) of Rule 485
--

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a -- previously filed post-effective amendment.

                           Total number of pages: ---
                      Index to Exhibits is located on page:

                               P R O S P E C T U S


                                 MARCH 24, 2006


                                    --------

                             Consultant Class Shares

                          ----------------------------
                             Royce Opportunity Fund

                                Royce Value Fund

                              Royce Value Plus Fund

                                    ---------

                               WWW.ROYCEFUNDS.COM
                          ----------------------------

                             [LOGO OF THEROYCEFUND]

                                  THEROYCEFUND
            ---------------------------------------------------------
            VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 30 YEARS
            ---------------------------------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES, OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME TO REPRESENT OTHERWISE.

TABLE OF CONTENTS
================================================================================

OVERVIEW                                                  1
-----------------------------------------------------------
ROYCE OPPORTUNITY FUND                                    2
-----------------------------------------------------------
ROYCE VALUE FUND                                          4
-----------------------------------------------------------
ROYCE VALUE PLUS FUND                                     6
-----------------------------------------------------------
INVESTING IN SMALL-COMPANY STOCKS                         8
-----------------------------------------------------------
MANAGEMENT OF THE FUNDS                                  10
-----------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                          12
-----------------------------------------------------------

OVERVIEW
================================================================================

    AT ROYCE & ASSOCIATES, LLC ("ROYCE"), THE FUNDS' INVESTMENT ADVISER, WE INVEST PRIMARILY IN THE SECURITIES OF SMALL- AND MICRO-CAP COMPANIES USING VARIOUS VALUE METHODS. WE EVALUATE THE QUALITY OF A COMPANY'S BALANCE SHEET, THE LEVEL OF ITS CASH FLOWS AND OTHER MEASURES OF A COMPANY'S FINANCIAL CONDITION AND PROFITABILITY. WE MAY ALSO CONSIDER OTHER FACTORS, SUCH AS A COMPANY'S UNRECOGNIZED ASSET VALUES, ITS FUTURE GROWTH PROSPECTS OR ITS TURNAROUND POTENTIAL FOLLOWING AN EARNINGS DISAPPOINTMENT OR OTHER BUSINESS DIFFICULTIES. WE THEN USE THESE FACTORS TO ASSESS THE COMPANY'S CURRENT WORTH, BASING THE ASSESSMENT ON EITHER WHAT WE BELIEVE A KNOWLEDGEABLE BUYER MIGHT PAY TO ACQUIRE THE ENTIRE COMPANY, OR WHAT WE THINK THE VALUE OF THE COMPANY SHOULD BE IN THE STOCK MARKET. WITH THIS APPROACH, WE SEEK TO SELECT COMPANIES FOR INVESTMENT BY OUR FUNDS THAT WE BELIEVE SHOULD INCREASE TOWARD OUR ESTIMATE OF THE COMPANIES' CURRENT WORTH OVER A TWO- TO FIVE-YEAR PERIOD, RESULTING IN CAPITAL APPRECIATION FOR FUND INVESTORS.

    OUR FUNDS' ABILITY TO ACHIEVE THEIR GOALS WILL DEPEND LARGELY ON OUR PORTFOLIO MANAGERS' SKILL IN SELECTING THEIR PORTFOLIO COMPANIES USING OUR RISK-AVERSE VALUE APPROACHES. IT WILL ALSO REST ON THE DEGREE TO WHICH THE MARKETS EVENTUALLY RECOGNIZE OUR ASSESSMENT OF THE CURRENT WORTH OF THESE COMPANIES.

                                                                   - Chuck Royce

================================================================================

    The Consultant Share Classes of The Royce Funds are generally offered only through certain broker-dealers.

    The information on pages 2-7 about each Fund's investment goals and principal strategies and about the primary risks for a Fund's investors is based on, and should be read in conjunction with, the information on pages 8-9 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce's risk-averse value approach to investing. For more biographical information about the portfolio managers and assistant portfolio managers of the respective Funds, please see pages 10-11.

    The performance information presented in this Prospectus is current to December 31, 2005. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

    The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses primarily on small- and/or micro-cap companies.

                                              THE ROYCE FUND PROSPECTUS 2006 | 1

ROYCE OPPORTUNITY FUND
================================================================================


INVESTMENT GOAL AND PRINCIPAL STRATEGIES

    Royce Opportunity Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a diversified portfolio of equity securities issued by small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Boniface A. Zaino manages the Fund, assisted by William Hench.

    Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of U.S. companies with market capitalizations less than $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in the securities of foreign issuers.

    Normally, the Fund will invest at least 65% of its net assets in equity securities.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/05)
--------------------------------------------------------------------------------

Number of Holdings                          293
--------------------------------------------------
Average Market Capitalization      $479 million
--------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS

    As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk--the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time. The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS in Percentages (%)
--------------------------------------------------------------------------------

2005                 4.76%
2004                17.51%
2003                72.87%
2002               -17.01%
2001                17.32%
2000                19.85%
1999                32.34%
1998                 4.91%
1997                20.83%

During the period shown in the bar chart, the highest return for a calendar quarter was 31.94% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -27.76% (quarter ended 9/30/02).

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS in Percentages (%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   INCEPTION
                                 1 YEAR           5 YEAR           (11/19/96)
--------------------------------------------------------------------------------
Return Before Taxes               4.76%           15.69%             17.59%
--------------------------------------------------------------------------------
Return After Taxes on
Distributions                     2.90            14.66              15.70
--------------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale
of Fund Shares                    5.62            13.62              14.80
--------------------------------------------------------------------------------
Russell 2000*                     4.55             8.22               8.93
--------------------------------------------------------------------------------

*Reflects no deductions for fees, expenses or taxes.

    The information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. THE CONSULTANT CLASS COMMENCES OPERATIONS WITH THIS PROSPECTUS. THE PERFORMANCE INFORMATION SHOWN IS FOR THE FUND'S INVESTMENT CLASS SHARES, NOT OFFERED IN THIS PROSPECTUS, THAT HAVE NO 12b-1 FEES. If Consultant Class's 12b-1 fees had been reflected, total returns would have been lower.

    The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.


2 | THE ROYCE FUND PROSPECTUS 2006

================================================================================


FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases                           None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                              None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                None
--------------------------------------------------------------------------------
Early redemption fee
   On purchases held for six months or more                                None
--------------------------------------------------------------------------------
   On purchases held for less than six months                              1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
--------------------------------------------------------------------------------

Management fees                                                            1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                  1.00%
--------------------------------------------------------------------------------
Other expenses                                                             0.14%
--------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                    2.14%
--------------------------------------------------------------------------------

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 YEAR        3 YEARS        5 YEARS        10 YEARS
=====================================================
 $217          $670          $1,149          $2,472

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single share. (Investment Class used for illustrative purposes.) The Fund's Consultant Class commenced operations with this Prospectus. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund's Investment Class (assuming reinvestment of all dividends and distributions) that have no 12b-1 fees. If Consultant Class's 12b-1 fees had been reflected, total returns would have been lower. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 2005 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

PERIOD ENDED DECEMBER 31,                                           2005*          2004*          2003*        2002*         2001
==================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                               $13.31         $12.14          $7.37       $9.01         $7.78
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net investment income (loss)                                    (0.05)         (0.07)         (0.06)       (0.04)        (0.01)
----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments           0.70           2.17           5.41        (1.50)         1.35
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                 0.65           2.10           5.35        (1.54)         1.34
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Distributions from net investment income                          --             --             --           --            --
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments             (1.67)         (0.93)         (0.58)       (0.11)        (0.11)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                             (1.67)         (0.93)         (0.58)       (0.11)        (0.11)
----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER REDEMPTION FEES                                          --             --             --          0.01           --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $12.29         $13.31         $12.14       $7.37         $9.01
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        4.76%         17.51%         72.87%      (17.01)%       17.32%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (millions)                            $1,491         $1,677         $1,312       $635           $577
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets                          1.14%          1.14%          1.15%       1.17%         1.19%
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss) to average net assets    (0.38)%        (0.55)%        (0.65)%      (0.49)%       (0.19)%
----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                          42%             47%           55%          46%           44%
==================================================================================================================================

*Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.


                                              THE ROYCE FUND PROSPECTUS 2006 | 3

ROYCE VALUE FUND
================================================================================


INVESTMENT GOAL AND PRINCIPAL STRATEGIES

    Royce Value Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a diversified portfolio of equity securities issued by small- and mid-cap companies (companies with stock market capitalizations from $500 million to $5 billion) that it believes are trading significantly below its estimate of their current worth. The Fund will generally invest in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. W. Whitney George and Jay S. Kaplan co-manage the Fund. Normally, the Fund will invest at least 80% of its net assets in equity securities of such small- and/or mid-cap companies. The Fund invests primarily in U.S. securities, although up to 10% of its assets may be invested in the securities of foreign issuers.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/05)
--------------------------------------------------------------------------------

Number of Holdings                                     71
-----------------------------------------------------------
Average Market Capitalization              $1,697 million
-----------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS

    As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk-the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time. The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/05 the Fund held a limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS in Percentages (%)
--------------------------------------------------------------------------------

                   <C
2005                17.23%
2004                30.94%
2003                54.32%
2002               -23.51%

During the period shown in the bar chart, the highest return for a calendar quarter was 22.07% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -21.02% (quarter ended 9/30/02).

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS in Percentages (%)
--------------------------------------------------------------------------------

------------------------------------------------------------
                                             SINCE INCEPTION
                                1 YEAR          (6/14/01)
------------------------------------------------------------
Return Before Taxes             17.23%           18.44%
------------------------------------------------------------
Return After Taxes on
Distributions                   16.72            17.53
------------------------------------------------------------
Return After Taxes on
Distributions and Sale
of Fund Shares                  11.38            15.66
------------------------------------------------------------
Russell 2000*                    4.55             8.34
------------------------------------------------------------

*Reflects no deductions for fees, expenses or taxes.

    The information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. THE CONSULTANT CLASS COMMENCES OPERATIONS WITH THIS PROSPECTUS. THE PERFORMANCE INFORMATION SHOWN IS FOR THE FUND'S INVESTMENT CLASS SHARES, NOT OFFERED IN THIS PROSPECTUS, THAT HAVE 12b-1 FEES THAT ARE 0.75% LOWER THAN THOSE OF THE CONSULTANT CLASS. If Consultant Class's higher 12b-1 fees had been reflected, total returns would have been lower.

    The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.


4 | THE ROYCE FUND PROSPECTUS 2006

================================================================================


FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases                           None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                              None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                None
--------------------------------------------------------------------------------
Early redemption fee
   On purchases held for six months or more                                None
--------------------------------------------------------------------------------
   On purchases held for less than six months                              1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
--------------------------------------------------------------------------------

Management fees                                                            1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                  1.00%
--------------------------------------------------------------------------------
Other expenses                                                             0.28%
--------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                    2.28%
--------------------------------------------------------------------------------

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 YEAR        3 YEARS        5 YEARS        10 YEARS
======================================================
 $231          $712           $1,220         $2,615

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single share. (Investment Class used for illustrative purposes.) The Fund's Consultant Class commenced operations with this Prospectus. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund's Investment Class (assuming reinvestment of all dividends and distributions) that have lower 12b-1 fees. If Consultant Class's higher 12b-1 fees had been reflected, total returns would have been lower. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 2005 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

PERIOD ENDED DECEMBER 31,                                         2005**        2004**         2003**        2002**         2001*
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                              $8.39          $6.56          $4.35         $5.89        $5.00
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net investment income (loss)                                   (0.03)        (0.06)         (0.04)        (0.06)        (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments          1.46          2.07           2.40         (1.32)         0.99
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                1.43          2.01           2.36         (1.38)         0.96
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Distributions from net realized gain on investments            (0.16)        (0.19)         (0.15)        (0.16)        (0.07)
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                            (0.16)        (0.19)         (0.15)        (0.16)        (0.07)
-----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER REDEMPTION FEES                                        0.01          0.01            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $9.67          $8.39          $6.56        $4.35          $5.89
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      17.23%         30.94%        54.32%       (23.51)%       19.20%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                         $113,451       $38,713        $4,034        $1,319        $1,491
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets***                      1.28%         1.49%         1.49%         1.49%         1.49%++
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss) to average net assets    (0.31)%       (0.77)%       (0.73)%       (1.26)%      (1.39)%++
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                          44%           83%           181%          89%           74%
===================================================================================================================================

  * The Fund commenced operations on June 14, 2001.
 ** Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
*** For 2005, 2004, 2003, 2002 and 2001, these ratios would have been 1.53%,
    2.15%, 3.46%, 3.08% and 4.18%++, respectively, before fee waivers and expense reimbursements by Royce.
  + Not annualized.
 ++ Annualized.


                                              THE ROYCE FUND PROSPECTUS 2006 | 5

ROYCE VALUE PLUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

    Royce Value Plus Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a diversified portfolio of equity securities issued by mid-, small- and/or micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment on factors such as balance sheet quality and cash flow levels. In addition, the Fund will give consideration to those companies that Royce believes have above-average growth prospects. In the upper end of its universe (companies with stock market capitalizations from $500 million to $5 billion), the Fund will generally invest in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage, consistent with its value approach to investing. In the micro-cap sector (which we define as companies with stock market capitalizations less than $500 million), the Fund will invest in securities, selected from a universe of more than 5,900 companies, that it believes are trading significantly below its estimate of their current worth. W. Whitney George and James A. Skinner III co-manage the Fund. Normally, the Fund will invest at least 80% of its net assets in equity securities of such mid-, small- and/or micro-cap companies. The Fund invests primarily in U.S. securities, although up to 10% of the assets may be invested in the securities of foreign issuers.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/05)
--------------------------------------------------------------------------------

Number of Holdings                                      91
------------------------------------------------------------
Average Market Capitalization                 $868 million
------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS

    As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk--the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time. The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-, mid- and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/05 the Fund held a limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-, small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS in Percentages (%)
--------------------------------------------------------------------------------

                   <C
2005                13.20%
2004                28.19%
2003                79.88%
2002               -14.74%

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -22.26% (quarter ended 9/30/02).

------------------------------------------------------------
ANNUALIZED TOTAL RETURNS in Percentages (%)
------------------------------------------------------------

------------------------------------------------------------
                                            SINCE INCEPTION
                              1 YEAR           (6/14/01)
------------------------------------------------------------
Return Before Taxes           13.20%            24.43%
------------------------------------------------------------
Return After Taxes on
Distributions                 12.50             23.43
------------------------------------------------------------
Return After Taxes on
Distributions and Sale
of Fund Shares                 9.01             21.06
------------------------------------------------------------
Russell 2000*                  4.55              8.34
------------------------------------------------------------

*Reflects no deductions for fees, expenses or taxes.

    The information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. THE CONSULTANT CLASS COMMENCES OPERATIONS WITH THIS PROSPECTUS. THE PERFORMANCE INFORMATION SHOWN IS FOR THE FUND'S INVESTMENT CLASS SHARES, NOT OFFERED IN THIS PROSPECTUS, THAT HAVE 12b-1 FEES THAT ARE 0.75% LOWER THAN THOSE OF THE CONSULTANT CLASS. If Consultant Class's higher 12b-1 fees had been reflected, total returns would have been lower.

    The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.


6 | THE ROYCE FUND PROSPECTUS 2006

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases                           None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                              None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                None
--------------------------------------------------------------------------------
Early redemption fee
   On purchases held for six months or more                                None
--------------------------------------------------------------------------------
   On purchases held for less than six months                              1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management fees                                                            1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                  1.00%
--------------------------------------------------------------------------------
Other expenses                                                             0.17%
--------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                    2.17%
--------------------------------------------------------------------------------

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 YEAR        3 YEARS        5 YEARS        10 YEARS
======================================================
 $220           $679          $1,164         $2,503

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single share. (Investment Class used for illustrative purposes.) The Fund's Consultant Class commenced operations with this Prospectus. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund's Investment Class (assuming reinvestment of all dividends and distributions) that have lower 12b-1 fees. If Consultant Class's higher 12b-1 fees had been reflected, total returns would have been lower. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 2005 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

PERIOD ENDED DECEMBER 31,                                          2005**         2004**        2003**        2002**        2001*
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.94         $8.57         $4.97         $5.97         $5.00
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net investment income (loss)                                    (0.04)         (0.08)        (0.05)        (0.07)       (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments           1.47           2.47          4.01         (0.81)        1.10
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                 1.43           2.39          3.96         (0.88)        1.07
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Distributions from net realized gain on investments             (0.35)         (0.04)        (0.36)        (0.12)       (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                             (0.35)         (0.04)        (0.36)        (0.12)       (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER REDEMPTION FEES                                         0.01           0.02           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $12.03         $10.94        $8.57         $4.97         $5.97
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       13.20%         28.19%        79.88%       (14.74)%      21.47%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                          $293,856       $211,981       $20,405       $3,934       $2,217
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets***                       1.17%         1.30%          1.49%         1.49%        1.49%
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss) to average net assets     (0.54)%       (0.84)%        (0.91)%       (1.29)%      (1.46)%
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                           62%           56%           161%          110%          62%
===================================================================================================================================

  * The Fund commenced operations on June 14, 2001.
 ** Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
*** For 2005, 2004, 2003, 2002 and 2001, these ratios would have been 1.42%,
    1.55%, 2.01%, 2.10% and 3.71%++, respectively, before fee waivers and expense reimbursements by Royce.
  + Not annualized.
 ++ Annualized.


                                              THE ROYCE FUND PROSPECTUS 2006 | 7

INVESTING IN SMALL-COMPANY STOCKS
--------------------------------------------------------------------------------

SMALL-CAPITALIZATION STOCKS OR SMALL-CAPS ARE STOCKS ISSUED BY COMPANIES WITH MARKET CAPITALIZATIONS OF $2.5 BILLION OR LESS.

MARKET CAPITALIZATION IS THE NUMBER OF A COMPANY'S OUTSTANDING SHARES OF STOCK MULTIPLIED BY ITS MOST RECENT CLOSING PRICE PER SHARE.

THE RUSSELL 2000 IS AN UNMANAGED INDEX OF U.S. SMALL-COMPANY COMMON STOCKS THAT ROYCE AND OTHERS USE TO BENCHMARK THE PERFORMANCE OF SMALL- AND MICRO-CAP FUNDS. IT INCLUDES THE SMALLEST 2,000 COMPANIES (BASED ON MARKET CAPITALIZATION) AMONG THE LARGEST 3,000 COMPANIES TRACKED BY FRANK RUSSELL COMPANY.

SMALL- AND MICRO-CAP STOCKS

    Royce views the large and diverse universe of companies available for investment by the Funds as having two investment segments or tiers. Royce defines the upper tier of this universe as those companies with market capitalizations between $500 million and $2.5 billion. We refer to those companies within this universe as small-cap. We refer to the segment of companies with market capitalizations less than $500 million as micro-cap.

    Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.

    As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce's investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

    The micro-cap segment consists of more than 5,900 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce's estimate of the company's current worth, also involve increased risk.

    The upper tier of the small-cap universe of securities consists of more than 1,600 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. Certain Funds in this Prospectus may also invest in mid-cap securities (defined as those companies with market caps between $2.5 billion and $5 billion), which share these same characteristics. As a result, Royce normally employs a more concentrated approach when investing in small- and mid-cap companies, holding proportionately larger positions in a relatively limited number of securities.

8 | THE ROYCE FUND PROSPECTUS 2006

--------------------------------------------------------------------------------

VALUE INVESTING

    Royce's portfolio managers use various value methods in managing the Funds' assets. In selecting securities for the Funds, they evaluate the quality of a company's balance sheet, the level of its cash flows and other measures of a company's financial condition and profitability. The portfolio managers may also consider other factors, such as a company's unrecognized asset values, its future growth prospects (especially in Royce Opportunity and Value Plus Funds) or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company's current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

    Royce's portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company's current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company's securities to increase over a two- to five-year period toward this estimate.

    Royce's value approach strives to reduce some of the other risks of investing in mid-, small- and micro-cap securities (for each Fund's portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Due to its opportunistic approach, Royce Opportunity Fund may place less emphasis on balance sheet quality if other factors warrant, such as a company's potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its microcap holdings in Royce Opportunity Fund.

    While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid-, small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund's portfolio, see pages 2-7.

    Although Royce's approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

TEMPORARY INVESTMENTS

    Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

                                              THE ROYCE FUND PROSPECTUS 2006 | 9

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

     [PHOTO OF BUZZ ZAINO, CHARLIE DREIFUS, WHITNEY GEORGE AND CHUCK ROYCE]

                              (FROM LEFT TO RIGHT)
           BUZZ ZAINO, CHARLIE DREIFUS, WHITNEY GEORGE AND CHUCK ROYCE

ROYCE INVESTS IN EQUITY SECURITIES OF SMALL- AND MICRO-CAP COMPANIES THAT ARE TRADING SIGNIFICANTLY BELOW OUR ASSESSMENT OF THEIR CURRENT WORTH, WITH THE EXPECTATION THAT THEIR MARKET PRICES SHOULD INCREASE TOWARD THIS ESTIMATE, RESULTING IN CAPITAL APPRECIATION FOR FUND INVESTORS.

    Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm's President and Chief Investment Officer during this period.

    Royce's investment staff includes, among others, four additional portfolio managers: W. Whitney George, Managing Director and Vice President, who serves as Co-Manager for Royce Value and Value Plus Funds; Boniface A. Zaino, Managing Director, who serves as Portfolio Manager for Royce Opportunity Fund; Jay S. Kaplan, Principal, who serves as Co-Manager for Royce Value Fund; and James A. Skinner III, Principal, who serves as Co-Manager for Royce Value Plus Fund.

    Mr. George has been a Senior Portfolio Manager at Royce since 2000 and previously was a Senior Analyst. He has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Royce's investment staff also includes William Hench, who serves as Assistant Portfolio Manager for Royce Opportunity Fund. Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000).


    The Fund's Statement of Additional Information provides additional information about the structure of the portfolio managers' compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages. For a discussion of the basis of the Board of Trustees' most recent approval of the Funds' investment advisory agreements, please see the Funds' Annual Report to shareholders dated December 31, 2005.


    Royce Fund Services, Inc. ("RFS") distributes the Funds' shares pursuant to the terms of its distribution agreements with the Funds. The Royce Fund has adopted a distribution plan for the Consultant Class shares of Royce Opportunity, Value, and Value Plus Funds under Rule 12b-1. Under this plan and the distribution agreements, the Funds are obligated to pay a fee to RFS of up to 1.00% per year of the respective average net assets of their Consultant Classes. RFS uses this fee to cover sales-related, shareholder servicing and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Funds. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

10 | THE ROYCE FUND PROSPECTUS 2006

--------------------------------------------------------------------------------

    Neither the distribution plan nor the distribution agreements currently provide for any suspension or reduction of the 1.00% fee payable by the Consultant Class of any Fund if it closes to new investors.

    State Street Bank and Trust Company is the custodian of the Funds' securities, cash and other assets. State Street, through its agent, Boston Financial Data Services - Midwest ("BFDS"), is the Funds' transfer agent.

INVESTMENT ADVISORY SERVICES PROVIDED BY ROYCE

--------------------------------------------------------------------------------
ROYCE RECEIVES ADVISOR FEES MONTHLY AS COMPENSATION FOR ITS SERVICES TO THE FUNDS. THE ANNUAL RATES OF THESE FEES, BEFORE ANY WAIVER TO CAP THE EXPENSE RATIOS FOR CERTAIN FUNDS AT SPECIFIED LEVELS AS SHOWN IN THE FEES AND EXPENSES TABLES, ARE AS FOLLOWS:
--------------------------------------------------------------------------------


ANNUAL RATE OF FUND'S AVERAGE NET ASSETS
o Royce Opportunity, Value and Value Plus Funds
  o 1.00% of the first $2,000,000,000
  o 0.95% of the next $2,000,000,000
  o 0.90% of the next $2,000,000,000 and
  o 0.85% of any additional average net assets

  For 2005, the actual net fees paid to Royce on average net assets were 1.00% for Royce Opportunity Fund, 1.00% for Royce Value Fund and 1.00% for Royce Value Plus Fund.


--------------------------------------------------------------------------------

                                             THE ROYCE FUND PROSPECTUS 2006 | 11

GENERAL SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


NET ASSET VALUE (NAV) IS THE VALUE OF THE FUND'S NET ASSETS DIVIDED BY THE NUMBER OF ITS OUTSTANDING SHARES.

TOTAL RETURN IS THE PERCENTAGE RATE OF RETURN ON AN AMOUNT INVESTED IN A FUND FROM THE BEGINNING TO THE END OF THE STATED PERIOD.

FOR A MORE DETAILED DISCUSSION OF THE ROYCE FUND POLICIES REGARDING DIRECT OWNERSHIP OF FUND SHARES, INCLUDING INFORMATION ON OPENING ACCOUNTS, BUYING, REDEEMING, EXCHANGING AND TRANSFERRING OWNERSHIP OF FUND SHARES, PLEASE REFER TO THE ROYCE FUND'S SHAREHOLDER GUIDE DATED MAY 1, 2006.


PURCHASING SHARES

    If you purchase Fund shares through a third party, such as a bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.

    If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund's books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers that introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

    The Royce Fund reserves the right both to suspend the offering of any Fund's shares to new investors and to reject any specific purchase request.

-------------------------------------------------------------
PURCHASING SHARES
-------------------------------------------------------------
Minimum initial investments for shares purchased
directly from The Royce Fund.
-------------------------------------------------------------

ACCOUNT TYPE                                        MINIMUM
=============================================================
Regular Account                                     $1,000
-------------------------------------------------------------
IRA                                                    500
-------------------------------------------------------------
Automatic Investment or
Direct Deposit Plan Accounts                           500
-------------------------------------------------------------
403(b)(7) or 401(k) Accounts                          None
=============================================================

THE MINIMUM FOR SUBSEQUENT INVESTMENTS IS $50, REGARDLESS OF
ACCOUNT TYPE.
-------------------------------------------------------------

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

12 | THE ROYCE FUND PROSPECTUS 2006

--------------------------------------------------------------------------------

REDEEMING SHARES

    You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

EARLY REDEMPTION FEE

    In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of any Fund that you held for less than SIX MONTHS. Each fee is payable to the Fund out of the proceeds otherwise payable to you.

    The "first-in, first-out" method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Funds' transfer agent, the anniversary day of an account transaction determines the six-month holding period, so that if you purchased a Fund's shares on June 1, 2006, these shares would be subject to the fee if you were to redeem them prior to December 1, 2006. In this example, the shares would not be subject to a fee if you were to redeem the shares on or after December 1, 2006.

    You will incur no fee on shares that you acquire through distribution reinvestment but, except as described below, the redemption fee will apply to shares that you exchange into another Royce Fund. The following types of shareholders and accounts are generally exempt from the early redemption fee: participants in Automatic Investment, Automatic Withdrawal or Automatic Exchange (limited availability) Plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions. However, these exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries.

OTHER REDEMPTION INFORMATION

    The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

    The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder's redemption request by delivering selected shares or units of portfolio securities-redemption in kind-under certain circumstances.

    The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

                                             THE ROYCE FUND PROSPECTUS 2006 | 13

--------------------------------------------------------------------------------

    The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time and to terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the Fund in one calendar year.

FREQUENT TRADING OF FUND SHARES

    Large and frequent short-term trades in a Fund's shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund's portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund's other shareholders.

    The Funds' Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the "Policy").

    The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder's trading privileges in a Fund if that shareholder is found to have engaged in multiple "Round Trip" transactions. A "Round Trip" is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the Policy. In addition, as described above, the Funds impose a redemption fee on certain short-term redemptions to discourage frequent trading.

    The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

    With respect to accounts where shareholder transactions are processed, or records are kept, by third party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such

14 | THE ROYCE FUND PROSPECTUS 2006

--------------------------------------------------------------------------------

orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.

    Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

NET ASSET VALUE PER SHARE

    Net asset value per share is calculated by dividing the value of a Fund's net assets by the number of its outstanding shares. Each Fund's investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund's Board of Trustees. In certain cases, market value may be determined on the basis of information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. The Funds will value their foreign securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company.

    The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in each Fund's portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund's shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day's NAV. If your order is received after the close of regular trading, it will receive the next business day's NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund's transfer agent in a timely manner.

                                             THE ROYCE FUND PROSPECTUS 2006 | 15

--------------------------------------------------------------------------------

PORTFOLIO DISCLOSURE POLICY

    A description of the Funds' policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds' Statement of Additional Information and on The Royce Funds' website www.roycefunds.com. The Funds' complete portfolio holdings are also available on The Royce Funds' website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter's holdings are posted.

REPORTS

    The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to "access your account" at www.roycefunds.com for more details.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    The Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder's cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

    If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

    You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund's net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder's investment.

    The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

16 | THE ROYCE FUND PROSPECTUS 2006

--------------------------------------------------------------------------------

    The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

--------------------------------------------------------------------------------
TAXATION OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in shares.

The tax character of Fund distributions is determined at the Fund level and is not related to how long you have owned a Fund's shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Funds' annual distributions normally consist primarily of capital gains:

--------------------------------------------------------------------------------

                                   RATE FOR 10% AND 15%           RATE FOR 25% AND HIGHER
DISTRIBUTION                       TAX BRACKET INVESTORS          TAX BRACKET INVESTORS
-----------------------------------------------------------------------------------------
Qualified dividend income          5%                             15%
-----------------------------------------------------------------------------------------
Other dividend income              Ordinary income rate           Ordinary income rate
-----------------------------------------------------------------------------------------
Short-term capital gains           Ordinary income rate           Ordinary income rate
-----------------------------------------------------------------------------------------
Long-term capital gains            5%                             15%
-----------------------------------------------------------------------------------------

                                             THE ROYCE FUND PROSPECTUS 2006 | 17

--------------------------------------------------------------------------------

FOR MORE INFORMATION

THEROYCEFUND

MORE INFORMATION ON THE ROYCE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE FOLLOWING:

ANNUAL/SEMIANNUAL REPORTS
Additional information about a Fund's investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund's performance, is available in the Funds' annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN MORE INFORMATION:

BY TELEPHONE
(800) 221-4268

BY MAIL
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

THROUGH THE INTERNET
Prospectuses, applications, IRA forms and additional information are available through our website at WWW.ROYCEFUNDS.COM

Text only versions of the Funds' prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC's Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599
CON-PRO-0106

                               P R O S P E C T U S

                                 MARCH 24, 2006


                                    --------

                           Institutional Class Shares

                          ----------------------------
                                Royce Value Fund

                              Royce Value Plus Fund

                                   ----------

                               WWW.ROYCEFUNDS.COM
                          ----------------------------

                             [LOGO OF THEROYCEFUND]

                                  THEROYCEFUND
            ---------------------------------------------------------
            VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 30 YEARS
            ---------------------------------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES, OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME TO REPRESENT OTHERWISE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

OVERVIEW                                                       1
-----------------------------------------------------------------
ROYCE VALUE FUND                                               2
-----------------------------------------------------------------
ROYCE VALUE PLUS FUND                                          5
-----------------------------------------------------------------
INVESTING IN SMALL-COMPANY STOCKS                              8
-----------------------------------------------------------------
MANAGEMENT OF THE FUNDS                                       10
-----------------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                               11
-----------------------------------------------------------------

OVERVIEW
================================================================================

    AT ROYCE & ASSOCIATES, LLC ("ROYCE"), THE FUNDS' INVESTMENT ADVISER, WE INVEST PRIMARILY IN THE SECURITIES OF SMALL- AND MICRO-CAP COMPANIES USING VARIOUS VALUE METHODS. WE EVALUATE THE QUALITY OF A COMPANY'S BALANCE SHEET, THE LEVEL OF ITS CASH FLOWS AND OTHER MEASURES OF A COMPANY'S FINANCIAL CONDITION AND PROFITABILITY. WE MAY ALSO CONSIDER OTHER FACTORS, SUCH AS A COMPANY'S UNRECOGNIZED ASSET VALUES, ITS FUTURE GROWTH PROSPECTS OR ITS TURNAROUND POTENTIAL FOLLOWING AN EARNINGS DISAPPOINTMENT OR OTHER BUSINESS DIFFICULTIES. WE THEN USE THESE FACTORS TO ASSESS THE COMPANY'S CURRENT WORTH, BASING THE ASSESSMENT ON EITHER WHAT WE BELIEVE A KNOWLEDGEABLE BUYER MIGHT PAY TO ACQUIRE THE ENTIRE COMPANY, OR WHAT WE THINK THE VALUE OF THE COMPANY SHOULD BE IN THE STOCK MARKET. WITH THIS APPROACH, WE SEEK TO SELECT COMPANIES FOR INVESTMENT BY OUR FUNDS THAT WE BELIEVE SHOULD INCREASE TOWARD OUR ESTIMATE OF THE COMPANIES' CURRENT WORTH OVER A TWO- TO FIVE-YEAR PERIOD, RESULTING IN CAPITAL APPRECIATION FOR FUND INVESTORS.

    OUR FUNDS' ABILITY TO ACHIEVE THEIR GOALS WILL DEPEND LARGELY ON OUR PORTFOLIO MANAGERS' SKILL IN SELECTING THEIR PORTFOLIO COMPANIES USING OUR RISK-AVERSE VALUE APPROACHES. IT WILL ALSO REST ON THE DEGREE TO WHICH THE MARKETS EVENTUALLY RECOGNIZE OUR ASSESSMENT OF THE CURRENT WORTH OF THESE COMPANIES.

                                                                   - CHUCK ROYCE

================================================================================

    The Institutional Class of shares of The Royce Funds are designed primarily for investment by or through retirement plans, foundations, endowments, similar institutions and through certain broker-dealers.


    The information on pages 2-7 about each Fund's investment goals and principal strategies and about the primary risks for a Fund's investors is based on, and should be read in conjunction with, the information on pages 8-9 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce's risk-averse value approach to investing. For biographical information about the portfolio managers and assistant portfolio managers of the respective Funds, please see page 10.

    The performance information presented in this Prospectus is current to December 31, 2005. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

    The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses primarily on small- and/or micro-cap companies.


                                              THE ROYCE FUND PROSPECTUS 2006 | 1

ROYCE VALUE FUND
================================================================================


INVESTMENT GOAL AND PRINCIPAL STRATEGIES

    Royce Value Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a diversified portfolio of equity securities issued by small- and mid-cap companies (companies with stock market capitalizations from $500 million to $5 billion) that it believes are trading significantly below its estimate of their current worth. The Fund will generally invest in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. W. Whitney George and Jay S. Kaplan co-manage the Fund.

    Normally, the Fund will invest at least 80% of its net assets in equity securities of such small- and/or mid-cap companies. The Fund invests primarily in U.S. securities, although up to 10% of its assets may be invested in the securities of foreign issuers.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/05)
--------------------------------------------------------------------------------

Number of Holdings                                    71
--------------------------------------------------------------------
Average Market Capitalization                         $1,697 million
--------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS

    As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk-the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

    The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/05 the Fund held a limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

    Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS in Percentages (%)
--------------------------------------------------------------------------------

2005                                     17.23
----------------------------------------------
2004                                     30.94
----------------------------------------------
2003                                     54.32
----------------------------------------------
2002                                    -23.51
----------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 22.07% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -21.02% (quarter ended 9/30/02).

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS in Percentages (%)
--------------------------------------------------------------------------------

---------------------------------------------------------------------
                                                      SINCE INCEPTION
                                     1 YEAR              (6/14/01)
---------------------------------------------------------------------
Return Before Taxes                   17.23%               18.44%
---------------------------------------------------------------------
Return After Taxes On
Distributions                         16.72                17.53
---------------------------------------------------------------------
Return After Taxes On
Distributions And Sale
Of Fund Shares                        11.38                15.66
---------------------------------------------------------------------
Russell 2000*                          4.55                 8.34
---------------------------------------------------------------------

*Reflects no deductions for fees, expenses or taxes.


2 | THE ROYCE FUND PROSPECTUS 2006

    The information on page 2 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. The Institutional Class has not yet commenced operations. The performance information shown is for the Fund's Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund's Institutional Class because each class invests in the same portfolio of securities.

    The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns will differ for the Institutional Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases                  None
-----------------------------------------------------------------------
Maximum deferred sales charge                                     None
-----------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends       None
-----------------------------------------------------------------------
Redemption fee                                                    None
-----------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)
--------------------------------------------------------------------------------

Management fees                                                   1.00%
------------------------------------------------------------------------
Distribution (12b-1) fees                                         None
------------------------------------------------------------------------
Other expenses                                                    0.28%
------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                          1.28%
------------------------------------------------------------------------
Expense reimbursements                                           (0.24)%
------------------------------------------------------------------------
    Net Annual Fund Operating Expenses                            1.04%
------------------------------------------------------------------------

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2006.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 YEAR      3 YEARS        5 YEARS       10 YEARS
=================================================
 $106       $382           $679          $1,524



                                              THE ROYCE FUND PROSPECTUS 2006 | 3

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single share. (Investment Class used for illustrative purposes.) The Institutional Class has not yet commenced operations. The performance information shown is for the Fund's Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Institutional Class because each class invests in the same portfolio of securities. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 2005 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

PERIOD ENDED DECEMBER 31,                                           2005**     2004**     2003**      2002**        2001*
==============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                $8.39      $6.56      $4.35       $5.89         $5.00
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net investment income (loss)                                     (0.03)     (0.06)     (0.04)      (0.06)        (0.03)
------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments            1.46       2.07       2.40       (1.32)         0.99
------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                  1.43       2.01       2.36       (1.38)         0.96
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Distributions from net realized gain on investments              (0.16)     (0.19)     (0.15)      (0.16)        (0.07)
------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                              (0.16)     (0.19)     (0.15)      (0.16)        (0.07)
------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER REDEMPTION FEES                                           0.01      0.01        --          --            --
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $9.67      $8.39      $6.56       $4.35        $5.89
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        17.23%      30.94%     54.32%     (23.51)%      19.20%+
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands)                           $113,451    $38,713     $4,034      $1,319       $1,491
------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets***                        1.28%      1.49%      1.49%       1.49%        1.49%++
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss) to average net assets      (0.31)%    (0.77)%    (0.73)%     (1.26)%      (1.39)%++
------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                            44%        83%       181%         89%           74%
==============================================================================================================================

  * The Fund commenced operations on June 14, 2001.
 ** Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
*** For 2005, 2004, 2003, 2002 and 2001, these ratios would have been 1.53%,
    2.15%, 3.46%, 3.08% and 4.18%++, respectively, before fee waivers and expense reimbursements by Royce.
  + Not annualized.
 ++ Annualized.



4 | THE ROYCE FUND PROSPECTUS 2006

ROYCE VALUE PLUS FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL AND PRINCIPAL STRATEGIES

    Royce Value Plus Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a diversified portfolio of equity securities issued by mid-, small- and/or micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment on factors such as balance sheet quality and cash flow levels. In addition, the Fund will give consideration to those companies that Royce believes have above-average growth prospects. In the upper end of its universe (companies with stock market capitalizations from $500 million to $5 billion), the Fund will generally invest in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage, consistent with its value approach to investing. In the micro-cap sector (which we define as companies with stock market capitalizations less than $500 million), the Fund will invest in securities, selected from a universe of more than 5,900 companies, that it believes are trading significantly below its estimate of their current worth. W. Whitney George and James A. Skinner III co-manage the Fund.

    Normally, the Fund will invest at least 80% of its net assets in equity securities of such mid-, small- and/or micro-cap companies. The Fund invests primarily in U.S. securities, although up to 10% of its assets may be invested in the securities of foreign issuers.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/05)
--------------------------------------------------------------------------------

Number of Holdings                                    91
--------------------------------------------------------
Average Market Capitalization               $868 million
--------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS

    As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk-the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

    The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to largercap securities.
The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-, mid- and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/05 the Fund held a limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-, small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

    Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS in Percentages (%)
--------------------------------------------------------------------------------

2005                                     13.20
----------------------------------------------
2004                                     28.19
----------------------------------------------
2003                                     79.88
----------------------------------------------
2002                                    -14.74
----------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -22.26% (quarter ended 9/30/02).

--------------------------------------------------------------------------------
ANNUALIZED TOTAL RETURNS in Percentages (%)
--------------------------------------------------------------------------------

--------------------------------------------------------------
                                               SINCE INCEPTION
                             1 YEAR               (6/14/01)
--------------------------------------------------------------
Return Before Taxes          13.20%                24.43%
--------------------------------------------------------------
Return After Taxes on
Distributions                12.50                 23.43
--------------------------------------------------------------
Return After Taxes on
Distributions and Sale
of Fund Shares                9.01                 21.06
--------------------------------------------------------------
Russell 2000*                 4.55                  8.34
--------------------------------------------------------------

*Reflects no deductions for fees, expenses or taxes.


                                              THE ROYCE FUND PROSPECTUS 2006 | 5

--------------------------------------------------------------------------------


    The information on page 5 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. The Institutional Class has not yet commenced operations. The performance information shown is for the Fund's Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund's Institutional Class because each class invests in the same portfolio of securities.

    The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns will differ for the Institutional Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on purchases                      None
---------------------------------------------------------------------------
Maximum deferred sales charge                                         None
---------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends           None
---------------------------------------------------------------------------
Redemption fee                                                        None
---------------------------------------------------------------------------

---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)
---------------------------------------------------------------------------

Management fees                                                       1.00%
----------------------------------------------------------------------------
Distribution (12b-1) fees                                             None
----------------------------------------------------------------------------
Other expenses                                                        0.17%
----------------------------------------------------------------------------
      Total Annual Fund Operating Expenses                            1.17%
----------------------------------------------------------------------------
Expense reimbursements                                               (0.13)%
----------------------------------------------------------------------------
      Net Annual Fund Operating Expenses                              1.04%
----------------------------------------------------------------------------

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2006.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 YEAR      3 YEARS        5 YEARS       10 YEARS
=================================================
 $106       $359           $631          $1,409


6 | THE ROYCE FUND PROSPECTUS 2006

================================================================================

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single share. (Investment Class used for illustrative purposes.) The Institutional Class has not yet commenced operations. The performance information shown is for the Fund's Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Institutional Class because each class invests in the same portfolio of securities. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 2005 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

PERIOD ENDED DECEMBER 31,                                          2005**      2004**       2003**     2002**      2001*
============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.94       $8.57        $4.97      $5.97      $5.00
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net investment income (loss)                                     (0.04)       (0.08)      (0.05)     (0.07)     (0.03)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments            1.47         2.47        4.01      (0.81)      1.10
----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                  1.43         2.39        3.96      (0.88)      1.07
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Distributions from net realized gain on investments              (0.35)       (0.04)      (0.36)     (0.12)     (0.10)
----------------------------------------------------------------------------------------------------------------------------
  Total distributions                                              (0.35)       (0.04)      (0.36)     (0.12)     (0.10)
----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER REDEMPTION FEES                                         0.01         0.02         --         --          --
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $12.03       $10.94       $8.57      $4.97      $5.97
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       13.20%       28.19%      79.88%    (14.74)%    21.47%+
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (thousands)                           $293,856     $211,981     $20,405     $3,934     $2,217
----------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets***                        1.17%        1.30%       1.49%      1.49%      1.49%++
----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets     (0.54)%      (0.84)%      (0.91)%    (1.29)%    (1.46)%++
----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                            62%         56%         161%       110%         62%
============================================================================================================================

  * The Fund commenced operations on June 14, 2001.
 ** Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.
*** For 2005, 2004, 2003, 2002 and 2001, these ratios would have been 1.42%,
    1.55%, 2.01%, 2.10% and 3.71%++, respectively, before fee waivers and expense reimbursements by Royce.
  + Not annualized.
 ++ Annualized.


                                              THE ROYCE FUND PROSPECTUS 2006 | 7

INVESTING IN SMALL-COMPANY STOCKS
--------------------------------------------------------------------------------

SMALL-CAPITALIZATION STOCKS OR SMALL-CAPS ARE STOCKS ISSUED BY COMPANIES WITH MARKET CAPITALIZATIONS OF $2.5 BILLION OR LESS.

MARKET CAPITALIZATION IS THE NUMBER OF A COMPANY'S OUTSTANDING SHARES OF STOCK MULTIPLIED BY ITS MOST RECENT CLOSING PRICE PER SHARE.

THE RUSSELL 2000 IS AN UNMANAGED INDEX OF U.S. SMALL-COMPANY COMMON STOCKS THAT ROYCE AND OTHERS USE TO BENCHMARK THE PERFORMANCE OF SMALL- AND MICRO-CAP FUNDS. IT INCLUDES THE SMALLEST 2,000 COMPANIES (BASED ON MARKET CAPITALIZATION) AMONG THE LARGEST 3,000 COMPANIES TRACKED BY FRANK RUSSELL COMPANY.

SMALL- AND MICRO-CAP STOCKS

    Royce views the large and diverse universe of companies available for investment by the Funds as having two investment segments or tiers. Royce defines the upper tier of this universe as those companies with market capitalizations between $500 million and $2.5 billion. We refer to those companies within this universe as small-cap. We refer to the segment of companies with market capitalizations less than $500 million as micro-cap.

    Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.

    As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce's investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

    The micro-cap segment consists of more than 5,900 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce's estimate of the company's current worth, also involve increased risk.

    The upper tier of the small-cap universe of securities consists of more than 1,600 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. Certain Funds in this Prospectus may also invest in mid-cap securities (defined as those companies with market caps between $2.5 billion and $5 billion), which share these same characteristics. As a result, Royce normally employs a more concentrated approach when investing in small- and mid-cap companies, holding proportionately larger positions in a relatively limited number of securities.

8 | THE ROYCE FUND PROSPECTUS 2006

--------------------------------------------------------------------------------

VALUE INVESTING

    Royce's portfolio managers use various value methods in managing the Funds' assets. In selecting securities for the Funds, they evaluate the quality of a company's balance sheet, the level of its cash flows and other measures of a company's financial condition and profitability. The portfolio managers may also consider other factors, such as a company's unrecognized asset values, its future growth prospects (especially in Royce Value Plus Fund) or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company's current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

    Royce's portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company's current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company's securities to increase over a two- to five-year period toward this estimate.

    Royce's value approach strives to reduce some of the other risks of investing in mid-, small- and micro-cap securities (for each Fund's portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage.


    While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid-, small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund's portfolio, see pages 2-7.


    Although Royce's approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

TEMPORARY INVESTMENTS

    Each of the Funds may invest in short-term, fixed-income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

                                              THE ROYCE FUND PROSPECTUS 2006 | 9

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
     [PHOTO OF BUZZ ZAINO, CHARLIE DREIFUS, WHITNEY GEORGE AND CHUCK ROYCE]
                              (FROM LEFT TO RIGHT)
          BUZZ ZAINO, CHARLIE DREIFUS, WHITNEY GEORGE AND CHUCK ROYCE

ROYCE INVESTS IN EQUITY SECURITIES OF SMALL- AND MICRO-CAP COMPANIES THAT ARE TRADING SIGNIFICANTLY BELOW OUR ASSESSMENT OF THEIR CURRENT WORTH, WITH THE EXPECTATION THAT THEIR MARKET PRICES SHOULD INCREASE TOWARD THIS ESTIMATE, RESULTING IN CAPITAL APPRECIATION FOR FUND INVESTORS.

Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm's President and Chief Investment Officer during this period.

    Royce's investment staff includes, among others, three additional portfolio managers: W. Whitney George, Managing Director and Vice President, who serves as Co-Manager for Royce Value and Value Plus Funds; Jay S. Kaplan, Principal, who serves as Co-Manager for Royce Value Fund; and James A. Skinner III, Principal, who serves as Co-Manager of Royce Value Plus Fund.

    Mr. George has been a Senior Portfolio Manager at Royce since 2000 and previously was a Senior Analyst. He has been employed by Royce since 1991. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch.

    The Fund's Statement of Additional Information provides additional information about the structure of the portfolio managers' compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages. For a discussion of the basis of the Board of Trustees' most recent approval of the Funds' investment advisory agreements, please see the Funds' Semiannual Report to shareholders dated June 30, 2005.

    State Street Bank and Trust Company is the custodian of the Funds' securities, cash and other assets. State Street's agent, Boston Financial Data Services-Midwest ("BFDS"), is the Funds' transfer agent.

INVESTMENT ADVISORY SERVICES PROVIDED BY ROYCE

--------------------------------------------------------------------------------
ROYCE RECEIVES ADVISOR FEES MONTHLY AS COMPENSATION FOR ITS SERVICES TO THE FUNDS. THE ANNUAL RATES OF THESE FEES, BEFORE ANY WAIVER TO CAP THE EXPENSE RATIOS FOR CERTAIN FUNDS AT SPECIFIED LEVELS AS SHOWN IN THE FEES AND EXPENSES TABLES, ARE AS FOLLOWS:
--------------------------------------------------------------------------------


ANNUAL RATE OF FUND'S AVERAGE NET ASSETS

o VALUE AND VALUE PLUS FUNDS
  o 1.00% of the first $2,000,000,000
  o 0.95% of the next $2,000,000,000
  o 0.90% of the next $2,000,000,000 and
  o 0.85% of any additional average net assets


For 2005, the actual net fees paid to Royce on average net assets were 1.00% for Royce Value Fund and 1.00% for Royce Value Plus Fund.

10 | THE ROYCE FUND PROSPECTUS 2006

GENERAL SHAREHOLDER INFORMATION
================================================================================

For more detailed information about The Royce Fund's policies, please contact Investor Services at (800) 221-4268.

PURCHASING SHARES

    The Funds offered through this Prospectus are no load, meaning that you pay no sales fees or commissions to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus.

    If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans ("Retirement Plan Recordkeepers"), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.

    If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund's books. RFS and/or Royce may compensate broker-dealers, financial intermediaries, Retirement Plan Recordkeepers, and other service providers that introduce investors to the Fund and/or provide certain administrative services to their customers who own Fund shares. In addition, The Royce Fund's Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that the services rendered to a Fund are for non-distribution-related shareholder services, including recordkeeping and account maintenance services.

--------------------------------------------------------------------------------
PURCHASING SHARES
--------------------------------------------------------------------------------

Minimum initial investments for shares purchased directly from The Royce Fund:

INSTITUTIONAL CLASS $1,000,000
--------------------------------------------------------------------------------

Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

The Royce Fund reserves the right both to suspend the offering of any Fund's shares to new investors and to reject any specific purchase request.

CUSTOMER IDENTIFICATION PROGRAM

    To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

                                             THE ROYCE FUND PROSPECTUS 2006 | 11

--------------------------------------------------------------------------------

NET ASSET VALUE (NAV) IS THE VALUE OF THE FUND'S NET ASSETS DIVIDED BY THE NUMBER OF ITS OUTSTANDING SHARES.

TOTAL RETURN IS THE PERCENTAGE RATE OF RETURN ON AN AMOUNT INVESTED IN A FUND FROM THE BEGINNING TO THE END OF THE STATED PERIOD.

REDEEMING SHARES

    You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

    The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

    The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder's redemption request by delivering selected shares or units of portfolio securities-redemption in kind-under certain circumstances.

    The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

    The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time and to terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the Fund in one calendar year.

FREQUENT TRADING OF FUND SHARES

    Large and frequent short-term trades in a Fund's shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund's portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund's other shareholders.

    The Funds' Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the "Policy").

    The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder's trading privileges in a Fund if that shareholder is found to have engaged in multiple "Round Trip" transactions. A "Round Trip" is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. The Funds have the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the Policy.

12 | THE ROYCE FUND PROSPECTUS 2006

--------------------------------------------------------------------------------

    The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

    With respect to accounts where shareholder transactions are processed, or records are kept, by third party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.

    Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

NET ASSET VALUE PER SHARE

    Net asset value per share is calculated by dividing the value of a Fund's net assets by the number of its outstanding shares. Each Fund's investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund's Board of Trustees. In certain cases, market value may be determined on the basis of information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. The Funds will value their foreign securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company.

    The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after

                                             THE ROYCE FUND PROSPECTUS 2006 | 13

================================================================================

the order is processed. The net asset value per share (NAV) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in each Fund's portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund's shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day's NAV. If your order is received after the close of regular trading, it will receive the next business day's NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund's transfer agent in a timely manner.

PORTFOLIO DISCLOSURE POLICY

    A description of the Funds' policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds' Statement of Additional Information and on The Royce Funds' website www.roycefunds.com. The Funds' complete portfolio holdings are also available on The Royce Funds' website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter's holdings are posted.

REPORTS

    The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to "access your account" at www.roycefunds.com for more details.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    The Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder's cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

    If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

14 | THE ROYCE FUND PROSPECTUS 2006

--------------------------------------------------------------------------------

    You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund's net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder's investment.

    The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

    The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

--------------------------------------------------------------------------------
TAXATION OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in shares.

The tax character of Fund distributions is determined at the Fund level and is not related to how long you have owned a Fund's shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Funds' annual distributions normally consist primarily of capital gains:

                                RATE FOR 10% AND 15%     RATE FOR 25% AND HIGHER
DISTRIBUTION                    TAX BRACKET INVESTORS    TAX BRACKET INVESTORS
--------------------------------------------------------------------------------
Qualified dividend income       5%                       15%

Other dividend income           Ordinary income rate     Ordinary income rate

Short-term capital gains        Ordinary income rate     Ordinary income rate

Long-term capital gains         5%                       15%

                                             THE ROYCE FUND PROSPECTUS 2006 | 15

FOR MORE INFORMATION

THEROYCEFUND

MORE INFORMATION ON THE ROYCE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMIANNUAL REPORTS

Additional information about a Fund's investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund's performance, is available in the Funds' annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN MORE INFORMATION:

BY TELEPHONE
(800) 221-4268

BY MAIL
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

THROUGH THE INTERNET

Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds' prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC's Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599

INST-PRO-0106

                                 THE ROYCE FUND
                       STATEMENT OF ADDITIONAL INFORMATION


    THE ROYCE FUND (the "Trust"), a Delaware business trust, is a diversified open-end registered management investment company, which offers investors the opportunity to invest in eighteen portfolios or series. Eleven of the eighteen series offer multiple classes of shares: Royce Premier Fund and Royce Total Return Fund offer five classes of shares, Investment Class, W Class, Institutional Class, Financial Intermediary Class and Consultant Class; Royce TrustShares Fund, Royce Opportunity Fund and Royce Special Equity Fund offer four classes of shares, an Investment Class, an Institutional Class, a Financial Intermediary Class and a Consultant Class; Pennsylvania Mutual Fund and Royce Micro-Cap Fund offer three classes of shares, an Investment Class, a Financial Intermediary Class and a Consultant Class; Royce Low-Priced Stock Fund offers two classes of shares, an Investment Class and an Institutional Class; Royce 100 Fund offers three classes of shares, an Investment Class, an Institutional Class and a Financial Intermediary Class; and Royce Value Fund and Royce Value Plus Fund offer three classes of shares, an Investment Class, an Institutional Class and a Consultant Class. Unless specifically noted, all references to a particular series relate to that series' Investment Class. Each series has distinct investment goals and/or strategies, and a shareholder's interest is limited to the series in which the shareholder owns shares. The eighteen series (each, a "Fund" and collectively, the "Funds") are:


    ROYCE PREMIER FUND                           ROYCE VALUE FUND
    ROYCE MICRO-CAP FUND                         ROYCE VALUE PLUS FUND
    PENNSYLVANIA MUTUAL FUND                     ROYCE TECHNOLOGY VALUE FUND
    ROYCE SELECT FUND I                          ROYCE 100 FUND
    ROYCE TRUSTSHARES FUND                       ROYCE DISCOVERY FUND
    ROYCE TOTAL RETURN FUND                      ROYCE FINANCIAL SERVICES FUND
    ROYCE LOW-PRICED STOCK FUND                  ROYCE DIVIDEND VALUE FUND
    ROYCE OPPORTUNITY FUND                       ROYCE SELECT FUND II
    ROYCE SPECIAL EQUITY FUND                    ROYCE SELECT FUND III


    This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses dated May 1, 2005, June 30, 2005 and March 24 2006. Please retain this document for future reference. The audited financial statements included in the Funds' Annual Reports to Shareholders for the fiscal year or period ended December 31, 2005 are incorporated herein by reference. To obtain an additional copy of a Prospectus or Annual or Semi-Annual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at 1-800-221-4268.


INVESTMENT ADVISER                                                TRANSFER AGENT
Royce & Associates, LLC ("Royce")            State Street Bank and Trust Company
                                              c/o Boston Financial Data Services
DISTRIBUTOR                                                            CUSTODIAN
Royce Fund Services, Inc.  ("RFS")           State Street Bank and Trust Company


                                  MARCH 24 2006


                                TABLE OF CONTENTS


                                                                            PAGE
OTHER INVESTMENT STRATEGIES.............................................     2
INVESTMENT POLICIES AND LIMITATIONS.....................................     3
RISK FACTORS AND SPECIAL CONSIDERATIONS.................................     7
MANAGEMENT OF THE TRUST.................................................    14
PRINCIPAL HOLDERS OF SHARES.............................................    23
INVESTMENT ADVISORY SERVICES............................................    36
DISTRIBUTION............................................................    49
CUSTODIAN AND TRANSFER AGENT............................................    53
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................    53
PORTFOLIO TRANSACTIONS..................................................    53
CODE OF ETHICS AND RELATED MATTERS......................................    59
PROXY VOTING POLICIES AND PROCEDURES                                        60
PORTFOLIO HOLDINGS DISCLOSURE POLICY                                        61
PRICING OF SHARES BEING OFFERED.........................................    63
REDEMPTIONS IN KIND.....................................................    63
TAXATION................................................................    64
DESCRIPTION OF THE TRUST................................................    70
PERFORMANCE DATA........................................................    72
EXHIBIT A - PROXY VOTING GUIDELINES AND PROCEDURES......................    84

                           OTHER INVESTMENT STRATEGIES

    In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations above $2.5 billion, non-convertible preferred stocks and debt securities.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $500 million and non-convertible preferred stocks and debt securities.

PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities. This Fund does not focus its investments in companies that do business in the State of Pennsylvania.

ROYCE SELECT FUND I - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE TRUSTSHARES FUND - in securities of companies with market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $2.5 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $25 per share or market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE FUND - in securities of companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE PLUS FUND - in securities of companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE TECHNOLOGY VALUE FUND - in securities of non-technology companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE 100 FUND - in securities of companies with stock market capitalizations above $2.5 billion, non-convertible preferred stocks and debt securities.

ROYCE DISCOVERY FUND - in securities of companies with stock market capitalizations above $500 million and non-convertible preferred stocks and debt securities.

ROYCE FINANCIAL SERVICES FUND - in securities of non-financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE SELECT FUND II - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE SELECT FUND III - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

                       INVESTMENT POLICIES AND LIMITATIONS

    Listed below are the Funds' fundamental investment policies and limitations. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after or at the time of the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

    A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval.

    NO FUND MAY, AS A MATTER OF FUNDAMENTAL POLICY:

         1. Issue any senior securities, except that in the case of Royce Select Fund I, Royce Select Fund II and Royce Select Fund III, collateral arrangements with respect to short sales positions shall not be considered to be the issuance of a senior security for purposes of this restriction;

         2. Purchase securities on margin or write call options on its portfolio securities, except for Royce Select Fund I, Royce Select Fund II and Royce Select Fund III, each of which is not subject to the restriction on writing call options;

         3. Sell securities short, except for Royce Select Fund I, Royce Select Fund II and Royce Select Fund III, each of which is not subject to this restriction;

         4. Borrow money, except that (i) each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund's total assets and (ii) each of Royce Select Fund I, Royce Select Fund II and Royce Select Fund III may borrow from banks in an amount not to exceed one-third of the value of its total assets;

         5.   Underwrite the securities of other issuers;

         6. Invest more than 10% of its total assets in the securities of foreign issuers (except for Royce Opportunity Fund, Royce Special Equity Fund and Royce Technology Value Fund, each of which may invest up to 25% of its total assets in such securities);

         7. Invest in restricted securities (except for Royce Select Fund I, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund II and Royce Select Fund III, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities) or in repurchase agreements which mature in more than seven days;

         8. Invest more than 10% (15% for Royce Select Fund I, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund II and Royce Select Fund
              III) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Pennsylvania Mutual Fund, which is not subject to any such limitation);

         9. Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

         10. Invest more than 25% of its assets in any one industry (except for Royce Technology Value Fund and Royce Financial Services Fund, which will concentrate and may invest up to 100% of their assets in technology companies and financial services companies, respectively);

         11. Acquire (own, in the case of Pennsylvania Mutual Fund) more than 10% of the outstanding voting securities of any one issuer;

         12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

         13.  Purchase or sell commodities or commodity contracts;

         14. Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

         15. Invest in companies for the purpose of exercising control of management;

         16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts;

         17. Invest in the securities of other investment companies (except for Pennsylvania Mutual Fund, Royce Select Fund I, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund II and Royce Select Fund III which may invest in such companies as set forth below); or

         18. Invest more than 5% of its total assets in warrants, rights and options (except for Pennsylvania Mutual Fund, which may not purchase any warrants, rights or options).

    NO FUND MAY, AS A MATTER OF OPERATING POLICY:

         1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities; or

    ROYCE OPPORTUNITY FUND MAY NOT, AS A MATTER OF OPERATING POLICY, INVEST MORE THAN 10% OF ITS ASSETS IN THE SECURITIES OF FOREIGN ISSUERS.

    ROYCE SPECIAL EQUITY FUND MAY NOT, AS A MATTER OF OPERATING POLICY:

         1. Invest more than 5% of its assets in the securities of foreign issuers;

         2. Invest more than 5% of its assets in securities for which market quotations are not readily available; or

         3. Invest more than 5% of its assets in the securities of other investment companies.

    ROYCE TECHNOLOGY VALUE FUND MAY NOT, AS A MATTER OF OPERATING POLICY, INVEST MORE THAN 15% OF ITS ASSETS IN THE SECURITIES OF FOREIGN ISSUERS.

    ROYCE DISCOVERY FUND MAY NOT, AS A MATTER OF OPERATING POLICY, INVEST IN THE SECURITIES OF OTHER INVESTMENT COMPANIES.

    The Trust interprets Fundamental Policy No. 8 to preclude any Fund from investing more than 10% (15% for Pennsylvania Mutual Fund, Royce Select Fund I, Royce Opportunity Fund, Royce

Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund and Royce Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund II and Royce Select Fund III) of its net assets in illiquid securities.

    NEITHER ROYCE SELECT FUND I, ROYCE SELECT FUND II AND ROYCE SELECT FUND III MAY, AS A MATTER OF OPERATING POLICY, WRITE OPTIONS ON ITS PORTFOLIO SECURITIES.

    For purposes of Fundamental Policy No. 14, the Trust does not consider repurchase agreements or the purchase of debt securities, bank certificates of deposit and other similar securities, in accordance with the Funds' investment policies, to be loans.

PENNSYLVANIA MUTUAL FUND                          ROYCE TECHNOLOGY VALUE FUND
ROYCE SELECT FUND I                               ROYCE 100 FUND
ROYCE OPPORTUNITY FUND                            ROYCE FINANCIAL SERVICES FUND
ROYCE SPECIAL EQUITY FUND                         ROYCE DIVIDEND VALUE FUND
ROYCE VALUE FUND                                  ROYCE SELECT FUND II
ROYCE VALUE PLUS FUND                             ROYCE SELECT FUND III

    Pennsylvania Mutual Fund, Royce Select Fund I, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund II and Royce Select Fund III may each invest in the securities of other investment companies (open or closed-end) to the extent permitted under the 1940 Act. The Funds must acquire such securities in the open market, in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). Pennsylvania Mutual Fund, Royce Select Fund I, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund II and Royce Select Fund III may also, to the full extent permitted by the 1940 Act, invest cash collateral received in connection with their securities lending activities in money market funds sponsored by their custodian bank.

ROYCE SELECT FUND I                               ROYCE 100 FUND
ROYCE OPPORTUNITY FUND                            ROYCE FINANCIAL SERVICES FUND
ROYCE VALUE FUND                                  ROYCE DIVIDEND VALUE FUND
ROYCE VALUE PLUS FUND                             ROYCE SELECT FUND II
ROYCE TECHNOLOGY VALUE FUND                       ROYCE SELECT FUND III

    Royce Select Fund I, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund II and Royce Select Fund III may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the "Securities Act") and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

    A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

FUNDS' RIGHTS AS STOCKHOLDERS

    No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determines that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

    A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board of Trustees determine this to be in the best interests of a Fund's shareholders.

SECURITIES LENDING

    Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce's judgment, the consideration to be earned from such loans would justify the risk.

    The current view of the staff of the Securities and Exchange Commission (the "SEC") is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

LOWER-RATED (HIGH-RISK) AND INVESTMENT GRADE DEBT SECURITIES

    Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

    The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

    Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

    Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

    The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody's (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody's (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody's (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody's (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics).

FOREIGN INVESTMENTS

    Each Fund may invest up to 10% of its total assets (15% for Royce Technology Value Fund and 5% for Royce Special Equity Fund) in the securities of foreign issuers. (For purposes of this restriction, securities issued by a foreign domiciled company that are registered with the SEC under Section 12(b) or (g) of the Securities Exchange Act of 1934 are not treated as securities of foreign issuers.) Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund's ability to realize on its investment in such securities. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

    Although changes in foreign currency rates may adversely affect the Funds' foreign investments, Royce does not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

    Exchange control regulations in such foreign markets may also adversely affect the Funds' foreign investments and the Funds' ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

    The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

    The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

    Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

REPURCHASE AGREEMENTS

    In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

    The Funds may engage in repurchase agreements provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers, banks and Fixed Income Clearing Corporation, a securities clearing agency registered with the Securities and Exchange Commission, each determined by Royce & Associates, LLC to represent minimal credit risk and having a term of seven days or less.

WARRANTS, RIGHTS AND OPTIONS

    Each Fund, other than Pennsylvania Mutual Fund, may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

     The sale of warrants, rights or options held for more than one year generally results in a long- term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

    Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

SHORT SALES

     Royce Select Fund I, Royce Select Fund II and Royce Select Fund III may each effect short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the premium and transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

    While the short sale is outstanding, the Fund is required to collateralize its borrowing obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet its margin requirements, until the short position is closed out. Until the Fund closes its short position, the Fund will be required to (a) maintain with its custodian a segregated account which will be market to market daily, containing cash or liquid securities (which may include equity securities) such that the amount deposited in the segregated account plus the amount deposited retained by the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover the Fund's short position. The Fund may also cover its short position by owning the security sold short or by holding a call option on the security with a strike price no higher than the price at which the security was sold.

REVERSE REPURCHASE AGREEMENTS

    Royce Select Fund I, Royce Select Fund II and Royce Select Fund III are authorized to enter into reverse repurchase agreements. Such agreements involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed-upon price, date and interest payment. When effecting repurchase transactions, liquid securities of a dollar amount equal in value to the securities subject to the agreement are required to be maintained in a segregated account with the Fund's custodian bank, and the reverse repurchase agreement is required to be marked to market daily.

BORROWING

    Royce Select Fund I, Royce Select Fund II and Royce Select Fund III may each borrow money from banks to increase its holdings of portfolio securities and other instruments or for liquidity purposes. At all times when borrowings are outstanding, each Fund must maintain at least 300% "asset coverage," meaning that the total assets of the Fund must have a value of at least 300% of all amounts borrowed. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a bank or by means of reverse repurchase agreements with other institutional lenders, such as broker dealers.

FINANCIAL SERVICES COMPANIES

    Royce Financial Services Fund's emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal or state law and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders' equity.

PORTFOLIO TURNOVER


    For the years ended December 31, 2005 and December 31, 2004, Royce TrustShares Fund's portfolio turnover rates were 142% and 86%, respectively. The Fund's portfolio turnover rate in 2005 was somewhat higher than Royce would normally expect because more positions achieved Royce's price targets during the year than Royce would normally expect.


                                      * * *

    Royce believes that each of the Funds, except Royce Total Return Fund and Royce Dividend Value Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable only for those investors who are in a financial position to assume above-average risks in search for long-term capital appreciation.

                             MANAGEMENT OF THE TRUST

    The following table sets forth certain information as to each Trustee and officer of the Trust. The Trustees are responsible for the overall supervision of the operations of the Trust and have the various duties imposed on directors of registered investment companies by the 1940 Act.

                                                                                                    NUMBER OF
                                          TERM OF                                                 PORTFOLIOS IN
                         POSITION(S)    OFFICE** AND                                              FUND COMPLEX     OTHER PUBLIC
                          HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S) DURING          OVERSEEN BY        COMPANY
NAME, AGE AND ADDRESS       FUND        TIME SERVED                 PAST 5 YEARS                     TRUSTEE       DIRECTORSHIPS
---------------------    ----------     -----------        ------------------------------         -------------    -------------
Charles M. Royce* (66)   Trustee and    Since 1982      President, Chief Investment Officer            23          Director of
1414 Avenue of the       President                      and member of Board of Managers                            Technology
Americas                                                of Royce & Associates, LLC and                             Investment
New York, NY 10019                                      its predecessor, Royce &                                   Capital Corp.
                                                        Associates, Inc. (collectively,
                                                        "Royce"), the Trust's investment
                                                        adviser; Director and President of
                                                        Royce Value Trust, Inc. ("RVT"),
                                                        Royce Micro-Cap Trust, Inc.
                                                        ("RMT") and Royce Focus Trust,
                                                        Inc. ("RFT"), closed-end diversified
                                                        management investment companies
                                                        of which Royce is the investment
                                                        adviser; Trustee and President of
                                                        Royce Capital Fund ("RCF"), an
                                                        open-end diversified management
                                                        investment company of which
                                                        Royce is the investment adviser
                                                        (the Trust, RVT, RMT, RFT and
                                                        RCF collectively, "The Royce
                                                        Funds"); Secretary and sole director
                                                        of Royce Fund Services, Inc.
                                                        ("RFS"), a wholly-owned
                                                        subsidiary of Royce and the
                                                        distributor of the Trust's shares; and
                                                        managing general partner of Royce
                                                        Management Company ("RMC"),
                                                        the general partner of various
                                                        private investment limited
                                                        partnerships until October 2001.

                                                                                                   NUMBER OF
                                          TERM OF                                                PORTFOLIOS IN
                         POSITION(S)    OFFICE** AND                                             FUND COMPLEX      OTHER PUBLIC
                          HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S) DURING         OVERSEEN BY         COMPANY
NAME, AGE AND ADDRESS       FUND        TIME SERVED                 PAST 5 YEARS                    TRUSTEE        DIRECTORSHIPS
---------------------    ----------     -----------        ------------------------------         -------------    -------------
Donald R. Dwight (74)    Trustee        Since 1998      President of Dwight Partners, Inc.,           23               None
c/o The Royce Fund                                      corporate communications
1414 Avenue of the                                      consultant; and Chairman (from
Americas                                                1982 to March 1998) and
New York, NY 10019                                      Chairman Emeritus (since March
                                                        1998) of Newspapers of New
                                                        England, Inc. Mr. Dwight's prior
                                                        experience includes having served
                                                        as Lieutenant Governor of the
                                                        Commonwealth of Massachusetts,
                                                        President and Publisher of
                                                        Minneapolis Star and Tribune
                                                        Company and as Trustee of the
                                                        registered investment companies
                                                        constituting the Eaton Vance
                                                        Funds.

Mark R. Fetting* (51)    Trustee        Since 2001      Executive Vice President of Legg              46
c/o The Royce Fund                                      Mason, Inc.; member of Board of        (Director/Trustee       None
1414 Avenue of the                                      Managers of Royce; and Division           of all Royce
Americas                                                President and Senior Officer,           Funds consisting
New York, NY 10019                                      Prudential Financial Group, Inc.        of 23 portfolios;
                                                        and related companies, including        Director/Trustee
                                                        fund boards and consulting services       of the Legg
                                                        to subsidiary companies (from           Mason Family of
                                                        1991 to 2000). Mr. Fetting's prior      Funds consisting
                                                        business experience includes            of 23 portfolios)
                                                        having served as Partner,
                                                        Greenwich Associates, and Vice
                                                        President, T. Rowe Price Group,
                                                        Inc.

Richard M. Galkin (67)   Trustee        Since 1982      Private investor. Mr. Galkin's prior          23               None
c/o The Royce Fund                                      business experience includes
1414 Avenue of the                                      having served as President of
Americas                                                Richard M. Galkin Associates, Inc.,
New York, NY 10019                                      telecommunications consultants,
                                                        President of Manhattan Cable
                                                        Television (a subsidiary of Time
                                                        Inc.), President of Haverhills Inc.
                                                        (another Time Inc. subsidiary),
                                                        President of Rhode Island Cable
                                                        Television and Senior Vice
                                                        President of Satellite Television
                                                        Corp. (a subsidiary of Comsat).

Stephen L. Isaacs (66)   Trustee        Since 1989      President of The Center for Health            23               None
c/o The Royce Fund                                      and Social Policy (since September
1414 Avenue of the                                      1996); Attorney and President of
Americas                                                Health Policy Associates, Inc.,
New York, NY 10019                                      consultants. Mr. Isaacs also
                                                        previously served as Director of
                                                        Columbia University Development
                                                        Law and Policy Program and
                                                        Professor at Columbia University.

                                                                                                    NUMBER OF
                                          TERM OF                                                PORTFOLIOS IN
                         POSITION(S)    OFFICE** AND                                              FUND COMPLEX     OTHER PUBLIC
                          HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S) DURING         OVERSEEN BY        COMPANY
NAME, AGE AND ADDRESS       FUND        TIME SERVED                 PAST 5 YEARS                    TRUSTEE        DIRECTORSHIPS
---------------------    ----------     -----------        ------------------------------         -------------    -------------
William L. Koke (71)     Trustee        Since 1996      Private investor. Mr. Koke's prior            23               None
c/o The Royce Fund                                      business experience includes
1414 Avenue of the                                      having served as President of
Americas                                                horeline Financial Consultants,
New York, NY 10019                                      Director of Financial Relations of
                                                        SONAT, Inc., Treasurer of Ward
                                                        Foods, Inc. and President of CFC,
                                                        Inc.

Arthur S. Mehlman (64)   Trustee        Since 2004      Director of The League for People             46            Director of
c/o The Royce Fund                                      with Disabilities, Inc.; Director of   (Director/Trustee    Municipal
1414 Avenue of the                                      University of Maryland Foundation         of all Royce      Mortgage &
Americas                                                and University of Maryland             Funds consisting     Equity, LLC
New York, NY 10019                                      College Park Foundation (non-          of 23 portfolios;
                                                        profits). Formerly: Partner, KPMG       Director/Trustee
                                                        LLP (international accounting firm)       of the Legg
                                                        (1972-2002). Formerly, Director of      Mason Family of
                                                        Maryland Business Roundtable for        Funds consisting
                                                        Education (July 1984 - June 2002).      of 23 portfolios)

David L. Meister (66)    Trustee        Since 1982      Private investor. Chairman and                23                None
c/o The Royce Fund                                      Chief Executive Officer of The
1414 Avenue of the                                      Tennis Channel (June 2000-March
Americas                                                2005). Chief Executive Officer of
New York, NY 10019                                      Seniorlife.com (from December
                                                        1999 to May 2000). Mr. Meister's
                                                        prior business experience includes
                                                        having served as a consultant to the
                                                        communications industry, President
                                                        of Financial News Network, Senior
                                                        Vice President of HBO, President
                                                        of Time-Life Films and Head of
                                                        Broadcasting for Major League
                                                        Baseball.

G. Peter O'Brien (60)    Trustee        Since 2001      Trustee Emeritus of Colgate                     46          Director of
c/o The Royce Fund                                      University (since 2005); Board         (Director/Trustee    Technology
1414 Avenue of the                                      Member of Hill House, Inc. (since         of all Royce      Investment
Americas                                                1999); Formerly: Trustee of            Funds consisting     Capital Corp.
New York, NY 10019                                      Colgate University (from 1996 to        of 23 portfolios;
                                                        2005), President of the Board of        Director/Trustee
                                                        Hill House, Inc. (from 2001 to            of the Legg
                                                        2005) and Managing                      Mason Family of
                                                        Director/Equity Capital Markets         Funds consisting
                                                        Group of Merrill Lynch & Co.            of 23 portfolios)
                                                        (from 1971 to 1999).

                                                                                                    NUMBER OF
                                             TERM OF                                                PORTFOLIOS IN
                          POSITION(S)      OFFICE** AND                                              FUND COMPLEX     OTHER PUBLIC
                           HELD WITH        LENGTH OF         PRINCIPAL OCCUPATION(S) DURING         OVERSEEN BY        COMPANY
NAME, AGE AND ADDRESS        FUND          TIME SERVED                 PAST 5 YEARS                    TRUSTEE        DIRECTORSHIPS
---------------------     ----------       -----------        ------------------------------         -------------    -------------
John D. Diederich.*       Vice President   Since 2001      Chief Operating Officer (since                N/A              None
(54)                      and Treasurer                    October 2001), Chief Financial
1414 Avenue of the                                         Officer (since March 2002),
Americas                                                   Managing Director and member
New York, NY 10019                                         of the Board of Managers of
                                                           Royce; Vice President and
                                                           Treasurer of RVT, RMT, RFT
                                                           and RCF; Director of
                                                           Administration of The Royce
                                                           Funds; and President of RFS.

Jack E. Fockler, Jr.*     Vice President   Since 1995      Managing Director and Vice                    N/A              None
(47) 1414 Avenue of the                                    President of Royce; Vice President
Americas                                                   of RVT, RMT, RFT and RCF; and
New York, NY 10019                                         Vice President of RFS.

W. Whitney George*        Vice President   Since 1995      Managing Director and Vice                    N/A              None
(47) 1414 Avenue of the                                    President of Royce; and Vice
Americas                                                   President of RVT, RMT, RFT and
New York, NY 10019                                         RCF.

Daniel A. O'Byrne*        Vice President   Since 1994      Principal and Vice President of               N/A              None
(43) 1414 Avenue of the   and Assistant                    Royce; and Vice President of RVT,
Americas                  Secretary                        RMT, RFT and RCF.
New York, NY 10019

John E. Denneen* (38)     Secretary and    1996-2001       General Counsel (Deputy General               N/A              None
1414 Avenue of the        Chief Legal      and since       Counsel prior to 2003), Principal,
Americas                  Officer          April 2002      Chief Legal and Compliance
New York, NY 10019                                         Officer and Secretary of Royce
                                                           (since March 2002); Secretary of
                                                           RVT, RMT, RFT and RCF (1996-
                                                           2001 and since April 2002);
                                                           Associate General Counsel,
                                                           Principal and Chief Compliance
                                                           Officer of Royce (1996-2001); and
                                                           Principal of Credit Suisse First
                                                           Boston Private Equity (2001-2002).

Lisa Curcio* (46)         Chief            Since October   Compliance Office of Royce                    N/A              None
1414 Avenue of the        Compliance       1, 2004         (since June 2004); Vice President,
Americas                  Officer                          The Bank of New York (February
New York, NY 10019                                         2001-June 2004); Director of
                                                           Compliance, Lord Abbett (August
                                                           2000-February 2001); Senior Vice
                                                           President, Compliance Officer
                                                           and Secretary, Lexington Global
                                                           Asset Managers, Inc. (April 1985-
                                                           August 2000).

-------------------
 * An "interested person" of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.

** Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer will hold office for the year ending December 31, 2006 and thereafter until their respective successors are duly elected and qualified.

All of the Trust's trustees are also directors/trustees of RVT, RMT , RFT and RCF.


Information relating to each Trustee's share ownership in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2005 is set forth in the tables below.*

CHARLES M. ROYCE
----------------

                                             Aggregate Dollar Range of                Aggregate Dollar Range of
Fund                                          Ownership in the Fund                  Ownership in The Royce Funds
----                                         -------------------------               ----------------------------
Royce Premier Fund                                 Over $100,000
Royce Micro-Cap Fund                               Over $100,000
Pennsylvania Mutual Fund                           Over $100,000
Royce Select Fund I                                Over $100,000
Royce Total Return Fund                            Over $100,000
Royce Low-Priced Stock Fund                      $50,001-$100,000
Royce Opportunity Fund                             Over $100,000
Royce Special Equity Fund                          Over $100,000
Royce Value Fund                                   Over $100,000
Royce Value Plus Fund                              Over $100,000
Royce Technology Value Fund                        Over $100,000
Royce 100 Fund                                     Over $100,000
Royce Discovery Fund                               Over $100,000
Royce Financial Services Fund                      Over $100,000
Royce Dividend Value Fund                          Over $100,000
Royce TrustShares Fund                             Over $100,000

The Royce Funds                                                                             Over $100,000

DONALD R. DWIGHT
----------------

                                             Aggregate Dollar Range of                Aggregate Dollar Range of
Fund                                          Ownership in the Fund                  Ownership in The Royce Funds
----                                         -------------------------               ----------------------------
Royce Micro-Cap Fund                              $10,001 - $50,000
Royce Premier Fund                                $10,001 - $50,000
Royce Technology Value Fund                        $10,001-$50,000

The Royce Funds                                                                             Over $100,000

MARK R. FETTING
---------------

                                             Aggregate Dollar Range of                Aggregate Dollar Range of
Fund                                          Ownership in the Fund                  Ownership in The Royce Funds
----                                         -------------------------               ----------------------------
Pennsylvania Mutual Fund                            Over $100,000
Royce Total Return Fund                            $10,001-$50,000

The Royce Funds                                                                             Over $100,000

RICHARD M. GALKIN
-----------------

                                             Aggregate Dollar Range of                Aggregate Dollar Range of
Fund                                          Ownership in the Fund                  Ownership in The Royce Funds
----                                         -------------------------               ----------------------------
Royce Premier Fund                                 $10,001-$50,000
Royce Total Return Fund                             Over $100,000
Royce Low-Priced Stock Fund                         Over $100,000

The Royce Funds                                                                             Over $100,000

STEPHEN L. ISAACS
-----------------

                                             Aggregate Dollar Range of                Aggregate Dollar Range of
Fund                                          Ownership in the Fund                  Ownership in The Royce Funds
----                                         -------------------------               ----------------------------
Royce Premier Fund                                 $10,001-$50,000
Royce Micro-Cap Fund                               $10,001-$50,000
Pennsylvania Mutual Fund                            Over $100,000
Royce Total Return Fund                             Over $100,000
Royce Low-Priced Stock Fund                        $10,000-$50,000
Royce Opportunity Fund                               $1-$10,000
Royce Technology Value Fund                        $10,001-$50,000
Royce Dividend Value Fund                         $10,001 - $50,000

The Royce Funds                                                                             Over $100,000

WILLIAM L. KOKE
---------------

                                             Aggregate Dollar Range of                Aggregate Dollar Range of
Fund                                          Ownership in the Fund                  Ownership in The Royce Funds
----                                         -------------------------               ----------------------------
Pennsylvania Mutual Fund                          $50,001-$100,000
Royce Opportunity Fund                             $10,001-$50,000
Royce Financial Services Fund                      $10,001-$50,000
Royce Low-Priced Stock Fund                       $10,001 - $50,000

The Royce Funds                                                                             Over $100,000

ARTHUR S. MEHLMAN
-----------------

                                             Aggregate Dollar Range of                Aggregate Dollar Range of
Fund                                          Ownership in the Fund                  Ownership in The Royce Funds
----                                         -------------------------               ----------------------------
Royce Low-Priced Stock Fund                       $10,001 - $50,000
Royce Total Return Fund                           $10,001 - $50,000
Royce Value Fund                                  $10,001 - $50,000

The Royce Funds                                                                             Over $100,000

DAVID L. MEISTER
----------------

                                             Aggregate Dollar Range of                Aggregate Dollar Range of
Fund                                          Ownership in the Fund                  Ownership in The Royce Funds
----                                         -------------------------               ----------------------------
Royce Premier Fund                                 Over $100,000
Royce Micro-Cap Fund                              $50,001-$100,000
Royce Opportunity Fund                             Over $100,000
Royce Total Return Fund                           $50,001-$100,000
Royce Special Equity Fund                         $50,001-$100,000

The Royce Funds                                                                              Over $100,000

G. PETER O'BRIEN
----------------

                                             Aggregate Dollar Range of                Aggregate Dollar Range of
Fund                                          Ownership in the Fund                  Ownership in The Royce Funds
----                                         -------------------------               ----------------------------
Royce Total Return Fund                             Over $100,000
Royce Low-Priced Stock Fund                         Over $100,000
Royce Opportunity Fund                              Over $100,000
Royce Premier Fund                                $50,001 - $100,000
Royce Special Equity Fund                         $50,001 - $100,000
Royce Technology Value Fund                        $10,001 - $50,000

The Royce Funds                                                                             Over $100,000

    The Board of Trustees has an Audit Committee, comprised of Donald R. Dwight, Richard M. Galkin, Stephen L. Isaacs, William L. Koke, Arthur S. Mehlman, David
L. Meister and G. Peter O'Brien. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds' independent accountants and for conducting post-audit reviews of the Funds' financial conditions with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Galkin serves as Chairman of the Audit Committee and Mr. Mehlman is designated as the Audit Committee Financial Expert, as defined under Securities and Exchange Commission Regulations. During the year ended December 31, 2005, the Audit Committee held four meetings.

    The Board of Trustees has a Nominating Committee, comprised of Donald R. Dwight, Richard M. Galkin, Stephen L. Isaacs, William L. Koke, Arthur S. Mehlman, David L. Meister and G. Peter O'Brien. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Non-interested Trustees of the Fund and recommending its nominees for consideration by the Fund's full Board of Trustees. The Trust has adopted a Nominating Committee charter. Messrs. Galkin and O'Brien serve as co-Chairman of the Nominating Committee. The Nominating Committee did not meet during the year ended December 31, 2005. While the Committee is solely responsible for the selection and nomination of the Fund's Independent Trustees, the Committee will review and consider nominations for the office of Trustee made by management and by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send their suggestions to the Secretary of the Fund, which should include biographical information and set forth their proposed nominee's qualifications.

    For the year ended December 31, 2005, the following trustees and affiliated persons of the Trust who received more than $60,000, received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:


                       Aggregate     Pension or Retirement      Total Compensation      Total Compensation
                      Compensation    Benefits Accrued As      from The Royce Funds          from Fund
Name                   From Trust   Part of Trust Expenses  paid to Trustees/Directors       Complex*
----                   ----------   ----------------------  --------------------------  ------------------
Donald R. Dwight,      $53,250**              N/A                    $82,000**              $ 82,000
Trustee

Richard M. Galkin,      52,500                N/A                     81,250                  81,250
Trustee

Stephen L. Isaacs,      53,250                N/A                     82,000                  82,000
Trustee

William L. Koke,        52,500***             N/A                     81,250***               81,250
Trustee

Arthur S. Mehlman,      53,250                N/A                     82,000                 162,000
Trustee

                       Aggregate     Pension or Retirement      Total Compensation      Total Compensation
                      Compensation    Benefits Accrued As      from The Royce Funds          from Fund
Name                   From Trust   Part of Trust Expenses  paid to Trustees/Directors       Complex*
----                   ----------   ----------------------  --------------------------  ------------------
David L. Meister,      $53,250                  N/A                 $82,000                   $ 82,000
Trustee

Peter O'Brien,          53,250                  N/A                  82,000                    159,500
Trustee

John D. Diederich,     233,175                 11,226                 N/A                        N/A
Director of
 Administration

John E. Denneen,       181,491                  8,419                 N/A                        N/A
General Counsel

Bruno Lavion,          180,044                 15,012                 N/A                        N/A
Director of Mutual
 Fund Operations

Mary Macchia,          137,417                 13,153                 N/A                        N/A
Assistant Treasurer

Lisa Curcio,           172,367                 11,427                 N/A                        N/A
Chief Compliance
 Officer

Dani Eng,               67,567                  5,884                 N/A                        N/A
Compliance Officer

Lori McNab             113,998                      0                 N/A                        N/A
Mutual Fund
 Accountant

Melissa Mendelson       63,846                  5,209                 N/A                        N/A
Mutual Fund
 Accountant

--------------------
  * Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2005 from the Fund Complex. The Fund Complex includes the 23 portfolios of The Royce Funds and the 23 portfolios of the Legg Mason Funds.

 ** Includes $10,650 from the Trust ($16,400 from the Trust and other Royce
    Funds) deferred during 2005 at the election of Mr. Dwight under The Royce Funds' Deferred Compensation Plan for Trustees/Directors.

*** Includes $19,400 from the Trust ($30,000 from the Trust and other Royce
    Funds) deferred during 2005 at the election of Mr. Koke under The Royce Funds' Deferred Compensation Plan for Trustees/Directors.

    Effective January 1, 2005, each of the non-interested Trustees receives a fee of $37,500 per year for serving on the Trust's Board of Trustees plus $3,000 for each meeting of the Board attended.

INFORMATION CONCERNING ROYCE

    On October 1, 2001, Royce & Associates, Inc., the Funds' investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. ("Legg Mason"). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds' investment adviser and a direct wholly-owned subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management and related financial services through its subsidiaries. As of December 31, 2005, Legg Mason's asset management subsidiaries had aggregate assets under management of approximately $851 billion.

                              PRINCIPAL HOLDERS OF SHARES


    As of January March 6, 2006, 2006, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Royce Premier Fund Investment Class
-----------------------------------

Charles Schwab & Co., Inc.                  65,263,580         Record                  31%
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Premier Fund Financial
----------------------------
  Intermediary Class
  ------------------

Saxon and Co.                                1,294,701         Record                  13%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

JP Morgan TTEE                               1,011,312         Record                  10%
Colonial Pipeline Company 401(k)
Investment Plan UA DTD 06/01/1999
c/o JPMC/AC Ret Attn 5500 TEAM
P.O. Box 419784
Kansas City, MO 64141-6784

JP Morgan Chase TTEE                         1,001,812         Record                  10%
Comsys 401(k) Plan DTD 1-1-05
c/o JPMRPS Mgmt RPTG Team
9300 Ward Parkway
Kansas City, MO 64114-3317

Union Bank of California                       520,700         Record                   5%
TR Nominee
FBO Omnibus (JRB)
3080 Bristol Street, Fl. 2
Costa Mesa, CA 92626-3093

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Royce Premier Fund Institutional Class
--------------------------------------

State Street Bank and Trust Co.              2,197,409         Record                  14%
FBO UBS Svngs & Investment Plan
105 Rosemont Road
Westwood, MA 02090-2318

The Northern Trust Company                   1,789,875         Record                  11%
as Trustee FBO Nortel - DV
P.O. Box 92994
Chicago, IL 60675-2994

Onedun                                       1,219,798         Record                   8%
218 W Main St.
West Dundee, IL 60118-2019

Fidelity Investments Institutional           1,167,880         Record                   7%
Operations Co. Inc. as Agent for
Certain Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1999

OBB & Co.                                      986,670         Record                   6%
Attn: Trust Dept.
c/o Oak Brook Bank
1400 16th Street
Oak Brook, IL 60523-1306

Charles Schwab & Co. Inc.                      925,777         Record                   6%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Premier Fund W Class
--------------------------

Prudential Investment Management            12,784,755         Record                  76%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop 194-201
3 Gateway Center - Suite 11
Newark, NJ 07102-4000

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Charles Schwab & Co. Inc.                    3,162,598         Record                  18%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Micro-Cap Fund Investment Class
-------------------------------------

Charles Schwab & Co., Inc.                   7,711,311         Record                  23%
101 Montgomery Street
San Francisco, CA 94104-4122

Citigroup Global Markets Inc.                2,327,290         Record                   6%
388 Greenwich Street
New York, NY 10013-2375

Pennsylvania Mutual Fund Investment Class
-----------------------------------------

MLPF&S For the Sole Benefit of              22,123,435         Record                  11%
its Customers
4800 Deer Lake Dr. E Fl. 2
Jacksonville, FL 32246-6484

Charles Schwab & Co., Inc.                  18,110,608         Record                   9%
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Select Fund Investment Class
----------------------------------

Charles Schwab & Co., Inc.                     623,930         Record                  46%
101 Montgomery Street
San Francisco, CA 94104-4122

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Charles M. Royce                                84,120        Record and                6%
c/o Royce Management Company                                  Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

Royce Total Return Fund Investment Class
----------------------------------------

Charles Schwab & Co. Inc.                      495,293         Record                  27%
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Total Return Fund
-----------------------
  Financial Intermediary Class
  ----------------------------

Northern Trust Cust                          6,323,205         Record                  25%
FBO Marriott International Inc.
801 S. Canal Street
Chicago, IL 60607-4715

Vanguard Fiduciary Trust Company               602,683         Record                  22%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Wachovia Bank FBO                            3,368,959         Record                  13%
Various Retirement Plans
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-0001

State Street Bank and Trust Co.              1,970,146         Record                   7%
TTEE
Hallmark Cards Inc.
226 Franklin Street
Boston, MA 02110-2807

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Royce Total Return Fund
-----------------------
  Institutional Class
  -------------------

State Street Bank & Trust Company            4,180,561         Record                  24%
FBO Cummins Inc. & Affiliates
Retirement & Savings Plan
Master Trust
1 Heritage Drive
Quincy, MA 021071-2105

OBB & Co.                                    1,334,721         Record                   7%
c/o Oak Brook Bank
Attn: Trust Dept.
1400 16th Street
Oak Brook, IL 60523-1306

Vanguard Fiduciary Trust Company             1,234,587         Record                   7%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Boston Safe Deposit & Trust Co.              1,181,993         Record                   6%
Omnibus Account
Ayco Co. Employee Savings Plan
135 Santilli Hwy.
Everett, MA 02149-1906

Royce Total Return Fund W Class
-------------------------------

Prudential Investment Management            10,861,423         Record                  85%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop 194-201
3 Gateway Center, Suite 11
Newark, NJ 07102-4000

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Charles Schwab & Co. Inc.                    1,738,792         Record                  13%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Low-Priced Stock Fund
---------------------------
  Investment Class
  ----------------

Charles Schwab & Co., Inc.                  60,946,113         Record                  24%
101 Montgomery Street
San Francisco, CA 94104-4122

Fidelity Investments Institutional          52,254,707         Record                  21%
Operations Co. Inc. as Agent for
Certain Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1999

Custodial Trust Co. TTEE                     2,867,910         Record                  83%
The Bear Stearns Co. Inc.
CAS or DEF
Comp. Plan
115 S. Jefferson Road
Whippany, NJ 07991-1029

Custodial Trust Co. TTEE                       571,488         Record                  16%
The Bear Stearns Co. Inc. P/S/P
115 S. Jefferson Road
Whippany, NJ 07981-1029

Royce Opportunity Fund Investment Class
---------------------------------------

The Northern Trust Co.                      24,960,065         Record                  20%
Accenture LLP
P.O. Box 92994
Chicago, IL 60675-2994

Charles Schwab & Co. Inc.                   23,560,216         Record                  19%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Royce Opportunity Fund
----------------------
  Financial Intermediary Class
  ----------------------------

Mitra & Co.                                  2,747,071         Record                  18%
Attn. Exp
1000 N Water St. #14
Milwaukee, WI 53202-6648

New York Life Trust Company                  2,293,284         Record                  15%
169 Lackawanna Avenue
Parsippany, NJ 07054-1007

The Manufacturers Life Insurance             2,230,871         Record                  15%
 Co. USA
250 Bloor Street East, 7th Floor
Toronto, Ontario Canada M4W 1E5

JP Morgan Chase Bank TTEE                    1,364,956         Record                   9%
FBO Perot Systems Corporation
Retirement Savings Plan
Dated 01/01/2004
P.O. Box 419784
Kansas City, MO 64141-6784

Saxon and Co.                                1,082,763         Record                   7%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

MCB Trust Services Trustee                     856,496         Record                   5%
GE Cap Info Tech Solutions
EE Svgs
700 17th Street, Suite 300
Denver, CO 80202-3531

MCB Trust Services TTEE                        734,235         Record                   5%
FBO SES Americom Retirement &
Savings Plan
700 17(th) Street, Suite 300
Denver, CO 80202-3531

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Royce Opportunity Fund Institutional Class
------------------------------------------

Northern Trust Co. Trustee                   2,237,841         Record                  13%
FBO Kohler & Co. Subsidiaries
Master Retirement Trust
P.O. Box 92956
Chicago, IL 60675-2956

Atwell & Co.                                 1,969,697         Record                  11%
P.O. Box 456
Wall Street Station
New York, NY 10005

Atwell & Co.                                 1,718,016         Record                  10%
P.O. Box 2044
Peck Slip Station
New York, NY 10038

Mercer Trust Company TTEE                    1,446,037         Record                   8%
Attn: DCPA Team 522519
1 Investors Way
Norwood, MA 02062-1599

Winthrop University Hospital                 1,122,844         Record                   6%
Pension Fund
259 First St
Mineola, NY 11501-3987

SEI Private Trust Co.                          975,560         Record                   5%
c/o Suntrust
Attn: Mutual Funds Administrator
One Freedom Valley Drive
Oaks, PA 19456

Atwell & Co.                                   897,107         Record                   5%
P.O. Box 2044
Peck Slip Station
New York, NY 10038

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
US Bank National Assoc as                      838,866         Record                   5%
Custodian for Arapahoe County
Retirement Pl
Attn. Mutual FDS
P.O. Box 1787
Milwaukee, WI 53201-1787

Royce Special Equity Fund
-------------------------
  Investment Class
  ----------------

Charles Schwab & Co. Inc.                    7,238,244         Record                  28%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Royce Special Equity Fund
-------------------------
  Financial Intermediary Class
  ----------------------------

DCGT as TTEE and/or CUST                       208,713         Record                  50%
FBO Various Qualified Plans
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50309-2732

New York Life Trust Company                    154,944         Record                  37%
169 Lackawanna Avenue
Parsippany, NJ 07054-1007

Tom Kuehn, Jodi Wells &                         36,449         Record                   8%
Randy Paul TTEES
Plastic Ingenuity Inc.
P/S & Savings Plan
1017 Park Street
Cross Plains, WI 52528-964-

Royce Special Equity Fund
-------------------------
  Institutional Class
  -------------------

Mac & Co.                                    3,970,074         Record                  50%
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Bank of New York Cust.                       1,258,157         Record                 16%
Automatic Data Processing Inc.
Pension Retirement Plan
One ADP Blvd., MS 420
Roseland, NJ 07088-1728

Lauer & Co. Partnership                        907,328         Record                 11%
c/o The Glenmede Trust Co.
P.O. Box 58997
Philadelphia, PA 19102-8997

Deutsche Bank Securities Inc.                  809,598         Record                 10%
1251 Avenue of the Americas
Attn: Mutual Fund Dept., 26th Floor
New York, NY 10020-1104

Royce Value Fund Investment Class
---------------------------------

Charles Schwab & Co. Inc.                    6,750,880         Record                 32%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Value Plus Fund Investment Class
--------------------------------------

Charles Schwab & Co. Inc.                    6,562,375         Record                 17%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

National Investor Services                   3,243,829         Record                  8%
55 Water St. 32nd Floor
New York, NY 10041-0028

Royce Technology Value Fund
  Investment Class
  ----------------
Charles Schwab & Co., Inc.                   1,119,040         Record                 25%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Royce Family Investments LLC                  349,930         Record and               7%
8 Sound Shore Drive, Ste. 140                                 Beneficial
Greenwich, CT 06830-7259

The Beinecke FND                              238,250           Record                 5%
The Widgeon Point Charitable FDN
P.O. Box 70
Armonk, NY 10504-0070

Royce 100 Fund Investment Class
-------------------------------

Charles Schwab & Co. Inc.                     283,497           Record               10%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

The Beinecke Foundation Inc.                  206,457           Record                7%
P.O. Box 70
Armonk, NY 10504-0070

Royce Discovery Fund Investment Class
-------------------------------------

Royce Family Investments LLC                   81,048         Record and              14%
8 Sound Shore Drive, Suite 140                                Beneficial
Greenwich, CT 06830-7259

Charles M. Royce                               77,094         Record and              13%
c/o Royce Management Company                                  Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7259

Thomas W. Pettinger                            47,351         Record and               8%
Laurie D. Pettinger JT WROS                                   Beneficial
41 Mandolong Road
Mosman, NSW 2088

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Royce & Associates, LLC                        44,473          Record                  7%
401K Plan
Dan O'Byrne or
W. Whitney George TTEES
1414 Avenue of the Americas
New York, NY 10019-2514

Harry H. Huang                                 37,869        Record and                6%
and Adrienne S. Masters TBE                                  Beneficial
9404 Fire Thorn Ct.
Potomac, MD 20854-1561

Royce Financial Services Fund
-----------------------------
  Investment Class
  ----------------

Royce Family Investments LLC                  111,444        Record and               35%
8 Sound Shore Drive, Suite 140                               Beneficial
Greenwich, CT 06830-7259

Charles M. Royce                              107,128        Record and               34%
c/o Royce Management Company                                 Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Royce Dividend Value Fund Investment Class
------------------------------------------

Royce Family Investments LLC                  202,767        Record and               32%
8 Sound Shore Drive, Ste. 140                                Beneficial
Greenwich, CT 06830-7259

Alchemy L. Partnership                        162,337        Record and               26%
5 Aquidneck Avenue                                           Beneficial
Westerly, RI 02891-5501

Royce Select Fund II Investment Class
-------------------------------------

Royce Family Investments LLC                   63,310        Record and               66%
8 Sound Shore Drive, Suite 140                               Beneficial
Greenwich, CT 06830-7259

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
Charles M. Royce                              10,000         Record and               10%
c/o Royce Management Company                                 Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

W. Whitney George, Dan O'Byrne TTEE            6,598         Record and                6%
Royce & Associates MPPP                                      Beneficial
FBO Jim Harvey
1414 Avenue of the Americas
New York, NY 100190-2514

Dan O'Byrne or Whitney George TTEES            5,094         Record and                5%
Royce & Associates MPPP                                      Beneficial
FBO Robert Fahy
1414 Avenue of the Americas
New York, NY 10019-2514

G. Peter O'Brien & Patricia O'Brien            5,000         Record and                5%
& James P. Fagan TTEES                                       Beneficial
G. Peter O'Brien 1999 Irrevocable Trust
UA DTD 07/26/1999
c/o Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019-2514

Royce Select Fund III Investment Class
--------------------------------------

Harold Reed TTEE                               27,603          Record                 43%
U/A/D 8/1/83 Reed Luce Tosh &
McGregor Salary Red. Profit Plan
801 Turnpike Street
Beaver, PA 15009-2114

W. Whitney George                              27,584        Record and               43%
c/o Royce & Associates, LLC                                  Beneficial
1414 Avenue of the Americas
New York, NY 10019-2514

                                               Number          Type of           Percentage of
Fund                                         of Shares        Ownership        Outstanding Shares
----                                         ---------        ---------        ------------------
G. Peter O'Brien & Patricia A. O'Brien         5,010         Record and                7%
& James P. Fagan TTEES                                       Beneficial
G. Peter O'Brien 1999 Irrevocable Trust
UA DTD 07/26/1999
c/o Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019-2514

    As of January 31, 2006, all of the trustees and officers of the Trust as a group beneficially owned approximately 7.5% of the outstanding shares of the Investment Class of Royce TrustShares Fund, approximately 10% of the outstanding shares of the Investment Class of Royce Select Fund I, approximately 3% of the outstanding shares of the Investment Class of Royce Value Fund, approximately 1% of the outstanding shares of the Investment Class of Royce Value Plus Fund, approximately 10% of the outstanding shares of the Investment Class of Royce Technology Value Fund, approximately 8% of the outstanding shares of the Investment Class of Royce 100 Fund, approximately 31% of the outstanding shares of the Investment Class of Royce Discovery Fund, approximately 76% of the outstanding shares of the Investment Class of Royce Financial Services Fund, approximately 34% of the outstanding shares of the Investment Class shares of Royce Dividend Value Fund, approximately 82% of the outstanding shares of the Investment Class shares of Royce Select Fund II and approximately 44% of the outstanding shares of the Investment Class shares of Royce Select Fund III. Except as noted above, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the Funds and their respective classes.


                          INVESTMENT ADVISORY SERVICES

SERVICES PROVIDED BY ROYCE

    As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees:

                                    Percentage Per Annum
Fund                                of Fund's Average Net Assets
----                                ----------------------------
Royce Premier Fund                  1.00% of first $2,000,000,000,
Royce TrustShares Fund              .95% of next $2,000,000,000,
Royce Total Return Fund             .90% of next $2,000,000,000 and
Royce Opportunity Fund              .85% of any additional average net assets
Royce Special Equity Fund
Royce Value Fund
Royce Value Plus Fund
Royce 100 Fund
Royce Discovery Fund
Royce Financial Services Fund
Royce Dividend Value Fund

                                    Percentage Per Annum
Fund                                of Fund's Average Net Assets
----                                ----------------------------
Royce Micro-Cap Fund                1.30% of first $2,000,000,000,
                                    1.25% of next $2,000,000,000,
                                    1.20 of next $2,000,000,000 and
                                    1.15% of any additional average net assets

Pennsylvania Mutual Fund            1.00% of first $50,000,000,
                                    .875% of next $50,000,000 and
                                    .75% of any additional average net assets

Royce Low-Priced Stock Fund         1.15% of first $2,000,000,000,
                                    1.10% of next $2,000,000,000,
                                    1.05% of next $2,000,000,000 and
                                    1.00% of any additional average net assets

Royce Technology Value Fund         1.50% of first $2,000,000,000,
                                    1.45% of next $2,000,000,000,
                                    1.40% of next $2,000,000,000 and
                                    1.35% of any additional average net assets

Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Premier, Royce Micro-Cap, Pennsylvania Mutual, Royce TrustShares, Royce Total Return, Royce Opportunity, Royce Special Equity and Royce 100 Funds, are allocated among each of their Classes of shares based on the relative net assets of each class.

    Under such Investment Advisory Agreements, Royce (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

    As described in Royce Technology Value Fund's Prospectus, Royce has entered into an Investment Subadvisory Agreement with JHC Capital Management, LLC ("JHC") pursuant to which JHC manages the Fund's assets and Royce pays a sub-investment advisory fee to JHC equal to 50% of the fee Royce collects from the Fund. Royce and JHC have agreed that the fee paid to JHC by Royce is reduced to 33-1/3% of the fee Royce collects from the Fund pursuant to an agreement under which Royce provides JHC access to certain research related data and services.

    The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions.

    Under its Investment Advisory Agreements with Royce Select Fund I, Royce Select Fund II and Royce Select Fund III, each Fund pays Royce a performance fee. See "Management of the

Fund" in the Funds' Prospectuses for further information concerning this fee and other material terms of such Investment Advisory Agreement, including Royce's obligation to pay the Fund's ordinary operating expenses.

    For each of the three years ended December 31, 2003, 2004 and 2005, as applicable, Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:


                                   Net Advisory Fees            Amounts
Royce Premier Fund                 Received by Royce            Waived by Royce
------------------                 -----------------            ---------------
2003                                 $ 12,029,867                      -
2004                                   23,748,783                      -
2005                                   33,823,349                      -

Royce Micro-Cap Fund
--------------------
2003                                    5,520,129                   546,410
2004                                    7,893,618                   529,993
2005                                    8,164,047                    31,128

Pennsylvania Mutual Fund
------------------------
2003                                 $  7,208,253                      -
2004                                   12,166,317                      -
2005                                   17,564,944                      -

Royce Select Fund I
-------------------
2003                                      518,521                      -
2004                                      561,617                      -
2005                                      404,349                      -

Royce TrustShares Fund
----------------------
2003                                      340,465                      -
2004                                      470,206                      -
2005                                      548,055                      -

Royce Total Return Fund
-----------------------
2003                                   17,877,037                      -
2004                                   35,296,542                      -
2005                                   48,722,042                      -

Royce Low-Priced Stock Fund
---------------------------
2003                                   28,609,165                  4,485,476
2004                                   47,059,996                  3,722,469
2005                                   45,671,670                    430,894


                                    Net Advisory Fees            Amounts
                                    Received by Royce            Waived by Royce
                                    -----------------            ---------------
Royce Opportunity Fund
----------------------
2003                                 $  9,675,359                       -
2004                                   18,018,729                       -
2005                                   19,174,205                       -

Royce Special Equity Fund
-------------------------
2003                                    5,192,165                       -
2004                                    9,257,528                       -
2005                                    8,775,656                       -

Royce Value Fund
----------------
2003                                            0                     22,909
2004                                       70,280                     48,701
2005                                      675,007                       -

Royce Value Plus Fund
---------------------
2003                                       63,674                     23,710
2004                                      776,239                       -
2005                                    2,326,834                       -

                                    Net Advisory Fees            Amounts
                                    Received by Royce            Waived by Royce
                                    -----------------            ---------------
Royce Technology Value Fund
---------------------------
2003                                 $    718,026                       -
2004                                      864,986                     37,543
2005                                      421,152                     22,552

Royce 100 Fund
--------------
2003*                                           0                      9,322
2004                                            0                     47,373
2005                                       79,414                     39,130

Royce Discovery Fund
--------------------
2003**                                          0                      2,740
2004                                            0                     24,035
2005                                                                  33,093

Royce Financial Services Fund
-----------------------------
2003***                                         0                       -
2004                                            0                     10,540
2005                                            0                     15,146

Royce Dividend Value Fund
-------------------------
2004****                                        0                      7,918
2005                                            0                     27,021

Royce Select Fund II
2005*****                                   7,933                       -

Royce Select Fund III
2005*****                                   9,397                       -

----------------------

    * For the period from June 30, 2003 (commencement of operations) to December 31, 2003
   ** For the period from October 3, 2003 (commencement of operations) to
      December 31, 2003
  *** Commenced operations on December 31, 2003
 **** For the period from May 3, 2004 (commencement of operations) to
      December 31, 2004
***** For the period June 30, 2005 (commencement of operations) to December 31,
      2005

PORTFOLIO MANAGERS

    The following table shows the dollar range of each Fund's shares owned beneficially and of record by each of the Fund's Portfolio Managers, Co-Portfolio Managers and Assistant Portfolio Managers ("Portfolio Managers"), including investments by their immediately family members sharing the same household and amounts invested through retirement and deferred compensation plans. Except as described in the footnotes to the table, information in the table is provided as of December 31, 2005, The Royce Fund's most recent fiscal year end.

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND


                                                             Dollar Range of Fund Shares          Total Ownership Interest
                         Name                                    Beneficially Owned*                  in Fund Shares**
--------------------------------------------------------------------------------------------------------------------------
Royce Premier Fund
   Charles M. Royce (Co-Portfolio Manager)                         Over $1,000,000                      Over $1,000,000
   W. Whitney George (Co-Portfolio Manager)                        Over $1,000,000                      Over $1,000,000

Royce Micro-Cap Fund
   W. Whitney George (Portfolio Manager)                           Over $1,000,000                      Over $1,000,000
   Jenifer Taylor (Assistant Portfolio Manager)                   $10,001 - $50,000                   $50,001 - $100,000

Pennsylvania Mutual Fund
   Charles M. Royce (Portfolio Manager)                            Over $1,000,000                      Over $1,000,000
   W. Whitney George (Assistant Portfolio Manager)                      None                          $100,001 - $500,000
   Jay S. Kaplan (Assistant Portfolio Manager)                  $500,001 - $1,000,000                $500,001 - $1,000,000

Royce Select Fund I
   Charles M. Royce (Portfolio Manager)                            Over $1,000,000                      Over $1,000,000
   Lauren Romeo (Assistant Portfolio Manager)                    $50,001 - $100,000                   $50,001 - $100,000

Royce TrustShares Fund
   Charles M. Royce (Portfolio Manager)                       $500,001 - $1,000,000***              $500,001 - $1,000,000***
   James J. Harvey (Assistant Portfolio Manager)                    $1 - $10,000                              None

Royce Total Return Fund
   Charles M. Royce (Portfolio Manager)                            Over $1,000,000                      Over $1,000,000
   Jay S. Kaplan (Assistant Portfolio Manager)                  $500,001 - $1,000,000                $500,001 - $1,000,000
   George Necakov (Assistant Portfolio Manager)                    Over $1,000,000                      Over $1,000,000

Royce Low-Priced Stock Fund
   W. Whitney George (Portfolio Manager)                           Over $1,000,000                      Over $1,000,000
   James A. Skinner (Assistant Portfolio Manager)                    $1 - $10,000                     $50,001 - $100,000

Royce Opportunity Fund
   Boniface A. Zaino (Portfolio Manager)                           Over $1,000,000                      Over $1,000,000
   William A. Hench (Assistant Portfolio Manager)               $500,001 - $1,000,000                $500,001 - $1,000,000

Royce Special Equity Fund
   Charles R. Dreifus (Portfolio Manager)                          Over $1,000,000                      Over $1,000,000

                                                             Dollar Range of Fund Shares          Total Ownership Interest
                         Name                                    Beneficially Owned*                  in Fund Shares**
--------------------------------------------------------------------------------------------------------------------------
Royce Value Fund
   W. Whitney George (Co-Portfolio Manager)                        Over $1,000,000                      Over $1,000,000
   Jay S. Kaplan (Co-Portfolio Manager)                         $500,001 - $1,000,000                $500,001 - $1,000,000

Royce Value Plus Fund
   W. Whitney George (Co-Portfolio Manager)                        Over $1,000,000                      Over $1,000,000
   James A. Skinner (Co-Portfolio Manager)                      $500,001 - $1,000,000                $500,001 - $1,000,000

Royce Technology Value Fund
   Jonathan H. Cohen (Portfolio Manager)                         $100,000 - $500,000                  $100,000 - $500,000
   Dana Serman (Assistant Portfolio-Manager)                            None                                 None

Royce 100 Fund
   Charles M. Royce (Co-Portfolio Manager)                     $500,001 - $1,000,000***            $500,001 - $1,000,000***
   James A. Skinner (Co-Portfolio Manager)                        $50,001 - $100,000                  $50,001 - $100,000

Royce Discovery Fund
   George Necakov (Portfolio Manager)                            $100,001 - $500,000                  $100,001 - $500,000

Royce Financial Services Fund
   Charles M. Royce (Portfolio Manager)                        $500,001 - $1,000,000***            $500,001 - $1,000,000***
   Christopher E. Flynn (Assistant Portfolio Manager)                    None                                None

Royce Dividend Value Fund
   Charles M. Royce (Portfolio Manager)                         $100,001 - $500,000***               $100,001 - $500,000***

-----------------------------

  * This column reflects investments in a Fund's shares owned directly by a Portfolio Manager or beneficially owned by a Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

 ** Includes, in addition to amounts reported in the previous column, unvested amounts held as "phantom shares" in the Fund on the Portfolio Manager's behalf through Royce's deferred compensation arrangements.

*** The values of Mr. Royce's above reported Fund share holdings do not include certain accounts for the benefit of members of Mr. Royce's family over which he exercises investment and voting discretion. Had these accounts been reflected, Mr. Royce's share holdings in this Fund would be over $1,000,000.

DESCRIPTION OF PORTFOLIO MANAGER COMPENSATION STRUCTURE

    Royce seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. All Portfolio Managers, other than the managers of Royce Technology Value Fund whose compensation is separately described below, receive from Royce a base salary, a Performance Bonus (generally the largest element of each Portfolio Manager's compensation with the exception of Charles M. Royce and W. Whitney George), a "Partners Pool" participation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Portfolio Manager compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses. Except as described below, each Portfolio Manager's compensation consists of the following elements:

   - BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of the particular Portfolio Manager's experience and responsibilities.


   - PERFORMANCE BONUS. Each Portfolio Manager receives a quarterly Performance Bonus that is either asset-based, or revenue-based and therefore in part based on the value of the accounts' net assets, determined with reference to each of the registered investment company and other client accounts they are managing. The revenue used to determine the quarterly Performance Bonus received by Charles M. Royce that relates to each of Royce Micro-Cap Trust and Royce Focus Trust is performance-based fee revenue. For all Portfolio Managers, other than Boniface A. Zaino, William A. Hench and Charles R. Dreifus, the Performance Bonus applicable to the registered investment company accounts managed by the Portfolio Manager is subject to upward or downward adjustment or elimination based on a combination of 3-year and 5-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar (as of December 31, 2005 there were 390 such Funds tracked by Morningstar) and the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes. The Performance Bonus applicable to non-registered investment company accounts managed by a Portfolio Manager, and to Royce Select Fund I and Royce Select Fund II for Charles
       M. Royce, and Royce Select Fund III for W. Whitney George, is not subject to performance-related adjustment.


Payment of the Performance Bonus may be deferred as described below, and any amounts deferred are forfeitable, if the Portfolio Manager is terminated by Royce with or without cause or resigns. The amount of the deferred Performance Bonus will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce-managed registered investment company accounts selected by the Portfolio Manager at the beginning of the deferral period. The amount deferred will depend on the Portfolio Manager's total direct, indirect beneficial and deferred unvested bonus investments in the Royce registered investment company account for which he or she is receiving portfolio management compensation.

   - ROYCE "PARTNERS POOL". Each Portfolio Manager, other than Charles M. Royce, W. Whitney George, Boniface A. Zaino and William A. Hench, as well as other senior firm employees, participates in a quarterly pool relating to Royce's net operating revenues adjusted for some imputed expenses. A portion of this participation may be deferred for three years. The deferred portion is also forfeitable if the Portfolio Manager is terminated with or without cause or resigns and appreciates or depreciates during the deferral period based on the total return of a basket of registered investment company accounts managed by Royce.

   - FIRM BONUS. Charles M. Royce, W. Whitney George and Boniface A. Zaino receive a quarterly bonus based on Royce's net revenues.

   - BENEFIT PACKAGE. Each Portfolio Manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce's 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, Portfolio Managers may also receive options to acquire stock in Royce's parent company, Legg Mason, Inc. Those options typically represent a relatively small portion of a Portfolio Managers' overall compensation.

Charles M. Royce and W. Whitney George, in addition to the above-described compensation, also receive a bonus based on Royce's retained pre-tax operating profit. This bonus, along with the Performance Bonus and Firm Bonus, generally represents the most significant element of Messrs. Royce's and George's compensation. A portion of the above-described compensation payable to Mr. Royce relates to his responsibilities as Royce's Chief Executive Officer, Chief Investment Officer and President of The Royce Funds. Messrs. George and Zaino also receive bonuses from Royce relating to the sale of Royce to Legg Mason, Inc. on October 1, 2001. Such bonuses are payable pursuant to Employment Agreements entered into by them and Royce in connection with the sale.

DESCRIPTION OF ROYCE TECHNOLOGY VALUE FUND COMPENSATION STRUCTURE

    The Portfolio Managers of the Royce Technology Value Fund are compensated according to the following structure:

    BASE SALARY. Dana Serman is paid a base salary. In setting the base salary, JHC Capital Management, LLC ("JHC") seeks to be competitive in light of a particular Portfolio Manager's experience and responsibilities.

    INCENTIVE BONUS. Dana Serman receives a discretionary incentive bonus (payable annually) determined by factors including: his performance during the relevant calendar year, the performance of the funds managed by the manager and the profit of the management company during that year.

    BENEFIT PACKAGE. Dana Serman and Jonathan Cohen also each receives benefits standard for all JHC Capital Management, LLC, which includes health care coverage.

    Jonathan Cohen receives profit distributions representing his allocable portion of any JHC profits generated during the relevant time period.

OTHER PORTFOLIO MANAGER ACCOUNTS

    The following chart contains information regarding all Royce client accounts for which each Portfolio Manager has day-to-day management responsibilities. Information in the chart is as of December 31, 2005. Accounts are grouped into three categories: (i) registered investment companies, (ii) private pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.

                                                                                                Number of
                                                                                                Accounts
                                                                                               Managed for          Value of
                                                                                             which Advisory     Managed Accounts
                                                             Number of                           Fee is        for which Advisory
     Name of                        Type of                   Accounts      Total Assets       Performance-    Fee is Performance-
Portfolio Manager                   Account                   Managed          Managed            Based               Based
----------------------------------------------------------------------------------------------------------------------------------
Charles M. Royce       Registered investment companies           11       $14,108,049,219           4            $1,632,203,240
                       Private pooled investment vehicles         5          $122,237,742           3               $54,129,612
                       Other accounts*                           14           $76,418,164          -                      -

W. Whitney George      Registered investment companies            9        $9,814,575,344           1                  $547,315
                       Private pooled investment vehicles         1           $86,355,539           1               $86,355,539
                       Other accounts*                            1            $8,194,806          -                      -

Boniface A. Zaino      Registered investment companies            1        $1,863,946,909         None                    -
                       Private pooled investment vehicles         3          $712,802,673           1               $15,326,003
                       Other accounts*                            0                               None                    -

Charles R. Dreifus     Registered investment companies            1          $703,336,118         None                    -
                       Private pooled investment vehicles         0                     0          -                      -
                       Other accounts*                            9          $382,276,000         None                    -

                                                                                                Number of
                                                                                                Accounts
                                                                                               Managed for          Value of
                                                                                             which Advisory     Managed Accounts
                                                             Number of                           Fee is        for which Advisory
     Name of                        Type of                   Accounts      Total Assets       Performance-    Fee is Performance-
Portfolio Manager                   Account                   Managed          Managed            Based               Based
----------------------------------------------------------------------------------------------------------------------------------
Jay S. Kaplan          Registered investment companies            6         $8,909,995,907          None                  -
                       Private pooled investment vehicles         0               -                  -                    -
                       Other accounts*                            0               -                  -                    -

James A. Skinner       Registered investment companies            3         $4,241,302,019          None                  -
                       Private pooled investment vehicles         2            $68,108,000          None                  -
                       Other accounts*                            0                      -           -                    -

Jenifer Taylor         Registered investment companies            2         $1,058,172,338          None                  -
                       Private pooled investment vehicles         1            $12,127,017          None                  -
                       Other accounts*                            0               -                  -                    -

James J. Harvey        Registered investment companies            2            $62,342,843            1                   $819,373
                       Private pooled investment vehicles         1            $15,326,003            1                $15,326,003
                       Other accounts*                            0               -                  -                    -

George Necakov         Registered investment companies            2         $5,539,686,471          None                  -
                       Private pooled investment vehicles         2             $8,291,177            1                 $5,306,592
                       Other accounts*                            0               -                  -                    -

                                                                                                Number of
                                                                                                Accounts
                                                                                               Managed for          Value of
                                                                                             which Advisory     Managed Accounts
                                                             Number of                           Fee is        for which Advisory
     Name of                        Type of                   Accounts      Total Assets       Performance-    Fee is Performance-
Portfolio Manager                   Account                   Managed          Managed            Based               Based
----------------------------------------------------------------------------------------------------------------------------------
William A. Hench       Registered investment companies            1         $1,863,946,909          None                  -
                       Private pooled investment vehicles         0               -                  -                    -
                       Other accounts*                            0               -                  -                    -

Christopher E. Flynn   Registered investment companies            1             $1,760,360           -                    -
                       Private pooled investment vehicles         0               -                  -                    -
                       Other accounts*                            0               -                  -                    -

Lauren Romeo           Registered investment companies            1            $25,344,599            1                $25,344,599
                       Private pooled investment vehicles         0               -                  -                    -
                       Other accounts*                            0               -                  -                    -

Jonathan H. Cohen      Registered investment companies            1            $27,742,119          None                  -
                       Private pooled investment vehicles         2            $13,706,577            2                 13,706,577
                       Other accounts*                            2           $333,599,745            2               $333,599,745

                                                                                                Number of
                                                                                                Accounts
                                                                                               Managed for          Value of
                                                                                             which Advisory     Managed Accounts
                                                             Number of                           Fee is        for which Advisory
     Name of                        Type of                   Accounts      Total Assets       Performance-    Fee is Performance-
Portfolio Manager                   Account                   Managed          Managed            Based               Based
----------------------------------------------------------------------------------------------------------------------------------
Dana Serman            Registered investment companies            1            $27,742,119          None                -
                       Private pooled investment vehicles         0                 -                -                  -
                       Other accounts*                            0                 -                -                  -

---------------------

* Other accounts include all other accounts managed by the Portfolio Manager in either a professional or personal capacity except for personal accounts subject to pre-approval and reporting requirements under the Funds Rule 17j-1 Code of Ethics.


POTENTIAL CONFLICTS OF INTEREST

    The fact that a Portfolio Manager has day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, the Portfolio Manager will generally combine managed account orders (i.e., enter a "bunched" order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by the same Portfolio Manager on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. See also, "Portfolio Transactions" below.

    As described above, there is a revenue-based component of each Portfolio Manager's Performance Bonus and the Portfolio Managers also receive a "Partners Pool" participation or a Firm Bonus based on revenues (adjusted for certain imputed expenses) generated by Royce. In addition, Charles M. Royce and W. Whitney George receive a bonus based on Royce's retained pre-tax profits from operations. As a result, the Portfolio Managers may receive a greater relative benefit from activities that increase the value to Royce of the Funds and/or other Royce client accounts, including, but not limited to, increases in sales of Fund shares and assets under management.

    Also, as described above, the Portfolio Managers generally manage more than one client account, including, among others, registered investment company accounts, separate accounts and private pooled accounts managed on behalf of institutions (e.g., pension funds, endowments and foundations) and for high-net-worth individuals. The appearance of a conflict of interest may arise where Royce, JHC or JHC's members have an incentive, such as a performance-based management fee (or any other variation in the level of fees payable by Funds or other Royce client accounts to Royce), which relates to the management of one or more Funds or accounts with respect to which the same Portfolio Manager has day-to-day management responsibilities. Except as described below, no Royce Portfolio Manager's compensation is tied to performance fees earned by Royce for the management of any one client account. Although bonuses and other compensation derived from Royce revenues or profits are impacted to some extent, the impact is relatively minor given the small percentage of Royce firm assets under management for which Royce receives performance-measured compensation. Notwithstanding the above, the Performance Bonus paid to Charles M. Royce as Portfolio Manager of two registered investment company accounts (Royce Value Trust and Royce Micro-Cap Trust) is based, in part, on performance-based fee revenues. Royce Value Trust and Royce Micro-Cap Trust pay Royce a fulcrum fee that is adjusted up or down depending on the performance of the Fund relative to its benchmark index. In addition, three other registered investment company accounts, Royce Select Fund I, Royce Select Fund II and Royce Select Fund III, each pay Royce a performance-based fee. As noted above, Jonathan Cohen, the Portfolio Manager of Royce Technology Value Fund, participates in the profits of JHC which are derived, in part, from performance-based fees. Mr. Cohen also serves as the Chief Executive Officer of Technology Investment Capital Corp., a business development company and may receive compensation derived from the performance of that company.


    Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other Royce client account or personally buys, holds or sells the shares of one or more of The Royce Funds. To address this, Royce has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests). See "Code of Ethics and Related Matters" below. Royce generally does not permit its Portfolio Managers to purchase small- or micro-cap securities in their personal investment portfolios.

    Royce and The Royce Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                  DISTRIBUTION

    The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund's shares. RFS has its office at 1414 Avenue of the Americas, New York, New York 10019. It was organized in November 1982 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, for and from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Premier Fund's,

Royce Micro-Cap Fund's, Pennsylvania Mutual Fund's, Royce TrustShares Fund's, Royce Total Return Fund's, Royce Opportunity Fund's, Royce Special Equity Fund's, Royce Value Fund's, and Royce Value Plus Fund's Consultant Classes' respective average net assets, .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce TrustShares Fund's, Royce Low-Priced Stock Fund's, Royce Value Fund's, Royce Value Plus Fund's, Royce Technology Value Fund's, Royce 100 Fund's, Royce Discovery Fund's, Royce Financial Services Fund's and Royce Dividend Value Fund's Investment Classes' respective average net assets and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Premier Fund's, Royce Micro-Cap Fund's, Pennsylvania Mutual Fund's, Royce TrustShares Fund's, Royce Total Return Fund's, Royce Opportunity Fund's, Royce Special Equity Fund's and Royce 100 Fund's Financial Intermediary Classes' respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. No contingent deferred sales charge is imposed after the sixth year. None of the Funds' Investment Classes, other than those for Royce TrustShares Fund, Royce Low- Priced Stock Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund, W Class or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement.

    Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds' prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

    The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Trust's Board of Trustees (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

    The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non- interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

    The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days' written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

    The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) either by the vote of a majority of the outstanding shares of the Fund or class of shares involved or by the vote of a majority of the entire Board of Trustees.

    While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

    RFS has temporarily waived the distribution fees payable to it by the Investment Classes of Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund.

    For the fiscal year ended December 31, 2005, RFS received distribution fees from the Funds as follows:


                                                                 Net                Distribution
                                                             Distribution               fees
                                                                 Fees                  waived
                                                             ------------           ------------
Pennsylvania Mutual Fund - Consultant Class                   $8,066,250             $   50,168
Pennsylvania Mutual Fund - Financial Intermediary Class               38                    -
Royce Micro-Cap Fund - Consultant Class                        1,628,944                    -
Royce Micro-Cap Fund - Financial Intermediary Class                2,960                    -
Royce Premier Fund - Consultant Class                            362,494                    -
Royce Premier Fund - Financial Intermediary Class                247,429                    -
Royce Low-Priced Stock Fund - Investment Class                 8,607,235              1,660,352
Royce Total Return Fund - Consultant Class                     5,534,206                    -
Royce Total Return Fund - Financial Intermediary Class           734,269                    -
Royce TrustShares Fund - Investment Class                         52,726                 79,089
Royce TrustShares Fund - Consultant Class                         20,795                    -
Royce Opportunity Fund - Financial Intermediary Class            508,707                    -
Royce Special Equity Fund - Consultant Class                     187,409                    -
Royce Special Equity Fund - Financial Intermediary Class          26,364                    -
Royce Value Fund - Investment Class                                   79                168,673
Royce Value Plus Fund - Investment Class                           1,360                580,348

                                                             Net                Distribution
                                                         Distribution               fees
                                                             Fees                  waived
                                                         ------------           ------------
Royce Technology Value Fund - Investment Class             $41,413                $32,538
Royce 100 Fund - Investment Class                             -                    29,636
Royce Discovery Fund - Investment Class                       -                     8,273
Royce Financial Services Fund - Investment Class              -                     3,787
Royce Dividend Value Fund - Investment Class                  -                     6,756


    For the fiscal year ended December 31, 2005, RFS paid Legg Mason Wood Walker, Incorporated, a subsidiary of Legg Mason ("Legg Mason Wood Walker"), on account of distribution, shareholder servicing and/or account maintenance activities relating to the Consultant Classes of the following funds as follows:


Pennsylvania Mutual Fund - Consultant Class                           $6,227,887.61
Royce Micro-Cap Fund - Consultant Class                                1,488,862.36
Royce Total Return Fund - Consultant Class                             5,149,805.51
Royce Premier Fund - Consultant Class                                    282,416.43
Royce Special Equity Fund - Consultant Class                             174,804.22
Royce TrustShares Fund - Consultant Class                                 12,353.53
Royce TrustShares Fund - Investment Class                                  1,883.45


    No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement

    Under the Rules of Fair Practice of the NASD, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

                          CUSTODIAN AND TRANSFER AGENT

    State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for each Fund's shares, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at John Adams Building, 2 North, 1776 Heritage Drive, North Quincy, MA 02171. All mutual fund transfer agency, dividend disbursing and shareholder service activities are performed by State Street's agent, Boston Financial Data Services ("BFDS"), at 330 W. 9th Street, Kansas City, Missouri 64105 and at 2 Heritage Drive, Quincy, MA 02171. Effective October 1, 2005, LM Fund Services, Inc. ("LMFS"), an affiliate of Royce, serves as the sub-transfer agent with respect to the Consultant Class Shares of each of Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Total Return Fund, Royce TrustShares Fund and Royce Special Equity Fund held by customers of Legg Mason Wood Walker ("LMWW Customers"). In this capacity, LMFS will assist BFDS with shareholder transaction processing and recordkeeping services in connection with the Consultant Class Shares held by LMWW Customers. For these services, LMFS will receive from BFDS an annual fee, paid monthly, on a per account basis.

    State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

    PricewaterhouseCoopers LLP, whose address is 250 West Pratt Street, Suite 2100, Baltimore, MD 21201-2304, is the Trust's independent registered public accounting firm, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

                             PORTFOLIO TRANSACTIONS

    Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

    In addition to considering a broker's execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to portfolio company shareholder voting and performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

    Royce is authorized, in accordance with Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce's overall responsibilities with respect to its accounts. Liquidity rebates and payments for order flow are not considered by Royce to be significant factors when selecting brokers and setting broker commission rates.

    Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce's receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

    Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds' shares, and Royce and/or RFS may separately compensate them for doing so. RFS does not effect portfolio security transactions for the Funds or others.

    From time to time the Funds may effect brokerage transactions on a securities exchange with Legg Mason Wood Walker and any other affiliated broker-dealers in accordance with the procedures and requirements set forth in Rule 17e-1 under the 1940 Act. The affiliated broker-dealers may not be used to effect brokerage transactions in Nasdaq or other over-the-counter securities. Although the Funds will not effect any principal transactions with any affiliated broker-dealers, they may purchase securities that are offered in certain underwritings in which an affiliated broker-dealer is a participant in accordance with the procedures and requirements set forth in Rule 10f-3 under the 1940 Act. Each affiliated broker through whom Royce effects client account transactions has represented to Royce that they have internal policies prohibiting such brokers from receiving liquidity rebates on payments for order flow relating to transactions in listed securities. Charles M. Royce and/or trusts primarily for the benefit of members of his family may own or acquire substantial amounts of Legg Mason common stock.

    Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, Royce places and executes unallocated orders with broker-dealers during the trading day and then allocates the securities purchased or sold in such transactions to one or more of Royce's accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

    From time to time, one or more of Royce's portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage.

    JHC, the sub-investment adviser for Royce Technology Value Fund, generally places its orders for the Fund's portfolio through Royce. Although JHC may select the brokers who effect agency transactions for the Fund, it has agreed to follow policies, procedures and practices substantially similar to those of Royce described above when doing so.

    During each of the three years ended December 31, 2003, 2004 and 2005, the Funds paid brokerage commissions as follows:


Fund                                            2003                2004                 2005
----                                            ----                ----                 ----
Royce Premier Fund                           $1,699,977          $2,730,233           $2,551,507
Royce Micro-Cap Fund                          1,566,538           1,985,356            1,511,352
Pennsylvania Mutual Fund                      1,948,758           3,064,803            3,091,282
Royce Select Fund I                              41,547              54,578              101,766
Royce TrustShares Fund                           52,668             200,231              439,990
Royce Total Return Fund                       2,848,443           3,203,297            3,096,920
Royce Low-Priced Stock Fund                   6,640,530           8,969,330            7,197,125
Royce Opportunity Fund                        5,888,706           7,212,255            5,759,706
Royce Special Equity Fund                       668,942             726,765              839,770
Royce Value Fund                                 28,123              81,685              213,449
Royce Value Plus Fund                           134,916             622,991              932,070
Royce Technology Value Fund                     659,220             946,373              324,443

Royce 100 Fund*                                   4,004              26,775               39,894
Royce Discovery Fund**                            2,592              18,119                5,034
Royce Financial Services Fund***                      -               2,605                  825
Royce Dividend Value Fund****                         -               2,462                3,496
Royce Select Fund II*****                             -                   -               10,483
Royce Select Fund III*****                            -                   -                1,646


------------------
    * For the period from June 30, 2003 (commencement of operations) to December 31, 2003

   ** For the period from October 3, 2003 (commencement of Operations) to
      December 31, 2003

  *** Commenced operations on December 31, 2003

 **** Commenced operations on May 3, 2004


***** Commenced operations on June 30, 2005


    During the years ended December 31, 2004 and December 31, 2005, the Funds paid brokerage commissions to Legg Mason Wood Walker as set forth below. During the year ended December 31, 2003, the Funds paid no brokerage commissions to Legg Mason Wood Walker. Neither Royce nor any of its affiliates received any compensation in connection with the execution of such portfolio security transactions.


Fund                                                     2004                   2005
----                                                     ----                   ----
Royce Premier Fund                                      $27,675               $24,660
Royce Micro-Cap Fund                                         31                     -
Pennsylvania Mutual Fund                                  1,189                     -
Royce Select Fund I                                         310                     -
Royce TrustShares Fund                                    1,624                     -
Royce Total Return Fund                                  24,193                 4,989
Royce Low-Priced Stock Fund                               2,250                17,519
Royce Opportunity Fund                                        0                     -
Royce Special Equity Fund                                     0                     -
Royce Value Fund                                              0                     -
Royce Value Plus Fund                                         0                 6,468
Royce Technology Value Fund                                   0                     -
Royce 100 Fund                                              279                   364
Royce Discovery Fund                                          0                     -
Royce Financial Services Fund                                45                     -
Royce Dividend Value Fund*                                   45                     -
Royce Select Fund II**                                        -                     -
Royce Select Fund III**                                       -                     -

---------------
 * For the period from May 3, 2004 (commencement of operations) to
   December 31, 2004

** For the period from June 30, 2005 (commencement of operations to December 31, 2005


    For the year ended December 31, 2005, the brokerage commissions paid to Legg Mason Wood Walker by the Funds represented the following percentages of the Funds' aggregate brokerage commissions and of the Funds' aggregate dollar amount of transactions involving the payment of commissions.

                                              Percentage of                  Percentage of
                                                Aggregate                      Aggregate
                                                Brokerage                    Dollar Amount of
Fund                                          Commissions                      Transactions
----                                          -----------                      ------------
Royce Premier Fund                                .97%                            1.33%
Royce Micro-Cap Fund                                 -                                -
Pennsylvania Mutual Fund                             -                                -
Royce Select Fund I                                  -                                -
Royce TrustShares Fund                               -                                -
Royce Total Return Fund                           .16%                             .07%
Royce Low-Priced Stock Fund                       .24%                             .24%
Royce Opportunity Fund                               -                                -
Royce Special Equity Fund                            -                                -
Royce Value Fund                                     -                                -
Royce Value Plus Fund                             .69%                             .41%
Royce Technology Value Fund                          -                                -
Royce 100 Fund                                    .91%                             .38%
Royce Discovery Fund                                 -                                -
Royce Financial Services Fund                        -                                -
Royce Dividend Value Fund                            -                                -
Royce Select Fund II                                 -                                -
Royce Select Fund III                                -                                -


    During the years ended December 31, 2003, 2004 and 2005, the Funds did not engage in any principal transactions with Legg Mason Wood Walker. The Funds do not effect any principal transactions with Legg Mason Wood Walker and may engage in brokerage transactions with it only as permitted by SEC rules. Charles M. Royce and/or trusts primarily for the benefit of members of his family may own substantial amounts of Legg Mason common stock.


    During the year ended December 31, 2004, the Funds also paid brokerage commissions to Howard, Weil, Labouisse, Friedrichs Inc. ("Howard Weil"), another subsidiary of Legg Mason, as set forth below. During the years ended December 31, 2003 and December 31, 2005, the Funds paid no brokerage commissions to Howard, Weil, Labouisse, Friedrichs, Inc. Neither Royce nor any of its affiliates received any compensation in connection with the execution of such portfolio security transactions.

Fund                                                   2004
----                                                   ----
Royce Premier Fund                                    $6,750
Royce Micro-Cap Fund                                       0
Pennsylvania Mutual Fund                                   0
Royce Select Fund I                                        0
Royce TrustShares Fund                                     0
Royce Total Return Fund                                5,302
Royce Opportunity Fund                                     0

Fund                                                 2004
----                                                 ----
Royce Special Equity Fund                              0
Royce Value Fund                                       0
Royce Value Plus Fund                                  0
Royce Technology Value Fund                            0
Royce 100 Fund                                         0
Royce Discovery Fund                                   0
Royce Financial Services Fund                          0
Royce Dividend Value Fund*                             0
Royce Select Fund II**                                 -
Royce Select Fund III**                                -

-------------------
 * For the period from May 3, 2004 (commencement of operations) to December 31, 2004

** For the period from June 30, 2005 (commencement of operations) to December
   31, 2005


    During the years ended December 31, 2003, 2004 and 2005, the Funds did not engage in any principal transactions with Howard Weil. The Funds do not effect any principal transactions with Howard Weil and may engage in brokerage transactions with it only as permitted by SEC rules.

    For the year ended December 31, 2005, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:


                                   Aggregate Amount of                   Commissions
                                   Brokerage Transactions                Paid For Such
Fund                               Having a Research Component           Transactions
----                               ---------------------------           ------------
Royce Premier Fund                       $1,341,422,454                      $2,477,384
Royce Micro-Cap Fund                        295,298,213                       1,404,315
Pennsylvania Mutual Fund                  1,277,511,711                       2,927,753
Royce Select Fund I                          32,099,167                          95,195
Royce TrustShares Fund                      126,485,217                         425,213
Royce Total Return Fund                   1,334,765,833                       2,484,584
Royce Low-Priced Stock Fund               2,273,410,500                       6,994,361
Royce Opportunity Fund                    1,618,911,299                       5,495,828
Royce Special Equity Fund                   513,660,722                         808,454
Royce Value Fund                             97,072,086                         206,869
Royce Value Plus Fund                       272,942,750                         898,815
Royce Technology Value Fund                  58,073,116                         323,443
Royce 100 Fund                               14,977,600                          37,573
Royce Discovery Fund                            102,326                             299
Royce Financial Services Fund                   395,832                             741
Royce Dividend Value Fund                     1,630,945                           3,275
Royce Select Fund II                          3,729,872                           9,791
Royce Select Fund III                           378,345                           1,389

    As of December 31, 2005, the aggregate values of the securities of regular broker-dealers purchased by a Fund during the year ended December 31, 2005 were as follows:

Issuer                              Fund(s)                                       Value
------                              -------                                       -----
State Street Bank & Trust Company   Royce Premier Fund                         $259,803,000
                                    Royce Micro-Cap Fund                         54,736,000
                                    Pennsylvania Mutual Fund                     95,115,000
                                    Royce TrustShares Fund                        8,600,000
                                    Royce Total Return Fund                     208,987,000
                                    Royce Low-Priced Stock Fund                 192,321,000
                                    Royce Opportunity Fund                       46,432,000
                                    Royce Special Equity Fund                    35,161,000
                                    Royce Value Fund                             10,544,000
                                    Royce Value Plus Fund                        25,341,000
                                    Royce Technology Value Fund                   3,921,000
                                    Royce 100 Fund                                1,372,000
                                    Royce Discovery Fund                            354,000
                                    Royce Financial Services Fund                    90,000
                                    Royce Dividend Value Fund                       220,000

Lehman Brothers                     Royce Premier Fund                          240,000,000
                                    Royce Micro-Cap Fund                         30,000,000
                                    Pennsylvania Mutual Fund                    125,000,000
                                    Royce Total Return Fund                     200,000,000
                                    Royce Low-Priced Stock Fund                 160,000,000
                                    Royce Opportunity Fund                       50,000,000

E*TRADE Financial                   Pennsylvania Mutual Fund                      7,154,980

Merrill Lynch & Co.                 Royce Total Return Fund                       4,503,400


                       CODE OF ETHICS AND RELATED MATTERS

    Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS ("Royce-related persons") and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans, (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control or (iii) they first obtain permission to trade from Royce's Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

    Royce's clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 25% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce's allocation policies and procedures. See "Portfolio Transactions".


    As of January 31, 2006, Royce-related persons, interested trustees/ directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $118 million, and such persons beneficially owned equity interests in Royce-related private investment companies totaling approximately $8 million.


    JHC has adopted a Code of Ethics that contains standards and procedures for regulating personal securities transactions of its members, managers, officers and employees.

                      PROXY VOTING POLICIES AND PROCEDURES

    Royce has adopted written proxy voting policies and procedures (the "Proxy Voting Procedures") for itself, the Funds and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. (A copy of the Proxy Voting Procedures is attached to this Statement of Additional Information as Exhibit A). The Board of Trustees of the Funds has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

    Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into "regularly recurring" and "non-regularly recurring" matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are generally voted as recommended by the issuer's board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer's board of directors or management. Royce's portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client's best interest to vote.

    In furtherance of Royce's goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce's interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

    Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request, by calling the Fund toll-free at (800) 221-4268 and on the SEC's Internet site at http://www.sec.gov.

                      PORTFOLIO HOLDINGS DISCLOSURE POLICY

    The Board of Trustees of the Funds has adopted the following policy and procedures with respect to the disclosure of portfolio holdings:

    It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by The Royce Fund's Chief Compliance Officer, no non-public portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

PUBLIC DISCLOSURE OF PORTFOLIO HOLDINGS

    No earlier than the first week of the second month of each calendar quarter, the Funds' most recent complete quarter-end schedules of portfolio holdings will be posted on the Funds' website. Such disclosure will remain accessible on the Funds' website until the posting of the next quarter-end portfolio holdings schedules. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Funds' website www.roycefunds.com. Finally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q as of the close of the Funds' first and third quarters of the fiscal years. The Funds' Form N-Q filings are available on both the Funds' website and on the website of the Securities and Exchange Commission at http://www.sec.gov.

    All other portfolio holdings information must first be posted on the Funds' website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds' website.

NON-PUBLIC DISSEMINATION OF PORTFOLIO HOLDINGS INFORMATION

    From time to time, portfolio holdings information that is not publicly available may be required by the Fund's service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if 1) more current information is necessary in order for the third party to complete its task and 2) the third party has agreed in writing to keep the information confidential and to not use the information to trade securities. Non-public dissemination to a Fund service provider must be authorized by Royce's Chief Operating Officer, Royce's General Counsel or the Fund's Chief Compliance Officer only after it is determined that such dissemination serves a legitimate business purpose in the best interest of shareholders.

       At the present time, the Funds have ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information:

State Street Bank and Trust Company - Information is provided daily with no time lag.
PricewaterhouseCoopers LLP - Information is provided as needed with no time lag. Sidley Austin Brown & Wood, LLP - Information is provided with Board materials with a time lag of less than 1 week to ten weeks, and may be provided at other times as needed.
Institutional Shareholder Services - Information is provided weekly with no time lag.
Automated Data Processing Corporation - Information is provided daily with no time lag.
Allied Printing services, Inc. - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Liebowitz Communications - Information is generally provided with a time lag of two weeks but may be provided with no time lag.

    Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker-dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into a formal confidentiality agreements with the broker-dealers. Also, the Funds' Board of Trustees, officers and certain Fund and Royce & Associates employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds' portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce & Associates to keep such information confidential.

    Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if it could in Royce & Associate's judgment be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

    General information about a Fund's portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to this Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

    Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the Federal securities laws (as defined in Rule 38a-1 under the Investment Company Act of 1940).

    Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-Q, Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. On an annual basis, The Royce Fund's Chief Compliance Officer will report to the Fund's Board of Trustees on the operation and effectiveness of the Policy and Procedures.

PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER COMPENSATION

    The Policies and Procedures prohibit the Funds, Royce & Associates and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds' portfolio securities holdings or other investment positions. "Consideration" includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce & Associates or by any of its affiliated persons.

                         PRICING OF SHARES BEING OFFERED

    The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net Asset Value Per Share" in the Funds' Prospectuses.

    As set forth under "Net Asset Value Per Share", State Street determines each Fund's net asset value per share as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. Eastern Time), on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                               REDEMPTIONS IN KIND

    Conditions may arise in the future which would, in the judgment of the Trust's Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Royce would select the securities delivered in payment of redemptions, valued at the same value assigned to them in computing the Fund's net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                                    TAXATION

    Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

    By so qualifying, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

    The Internal Revenue Service (the "IRS") will impose a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

    Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

    Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders. It is currently anticipated that none of the Funds will be eligible to elect to "pass through" such taxes to their shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

    If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), the Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, it would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

    In lieu of being taxable in the manner described above, a Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would need to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, the Fund may elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. In the event that the Fund makes a mark to market election for the current taxable year, the resulting gain or loss generally is reportable as ordinary income or loss. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

    Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

    Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by a Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

DISTRIBUTIONS

    The following discussions are limited to the U.S. federal income tax consequences relevant to U.S. shareholders. As used herein, a U.s. shareholder is a beneficial owner of shares that, for U.S. federal income tax purposes, is
(i) a citizen or resident (as defined in the Code) of the United States, (ii) a corporation (or entity taxable as a corporation for U.S. federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia, (iii) an estate, the income of which is subject to U.S. federal income tax regardless of source, or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

    For Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. For taxable years beginning before January 1, 2009, distributions of "qualified dividend income" to non-corporate shareholders are taxable at a maximum rate of 15% (5% for 10% and 15% rate taxpayers). A distribution from a Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that the Fund satisfies certain holding period requirements with respect to the security paying the dividend. In addition, the non-corporate shareholder must also satisfy certain holding period requirements with respect to its Fund shares in order to qualify for these preferential rates. For U.S. corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income, provided the shareholder satisfies certain holding period requirements with respect to its Fund shares. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.).

    So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by the Fund, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income in the case of non-corporate shareholders. Such long-term capital gains are generally taxed at a maximum marginal Federal income tax rate of 15% (5% for 10% and 15% rate taxpayers).

    Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

    A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund's taxable year may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

    The Trust will send written notices to shareholders regarding the amount and Federal income tax status of all distributions made by a Fund during each calendar year.

BACK-UP WITHHOLDING/WITHHOLDING TAX

    Under the Code, certain non-corporate shareholders who are United States persons may be subject to back-up withholding at the rate of 28% on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the IRS requires the Trust to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

TIMING OF PURCHASES AND DISTRIBUTIONS

    At the time of an investor's purchase, a Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

SALES, REDEMPTIONS OR EXCHANGES OF SHARES

    Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. A shareholder's tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Capital gains for non-corporate shareholders will be taxed at the preferential tax rates applicable to long-term capital gains if the shares were held for more than 12 months, and otherwise will be taxed at regular income tax rates if the shares were held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder's account. The IRS will disallow a loss to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder's exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder's recognizing a taxable gain or loss.

                                      * * *

    The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

    Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.

ROYCE TRUSTSHARES FUND

    GIFT TAXES

    An investment in Royce TrustShares Fund though a GiftShare trust account may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the calendar year.

    If the Donor selects the Withdrawal Option, the entire amount of the gift will be a "present interest" that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion (currently, $11,000) to the same individual during that year, (ii) the Donor and his or her spouse elect to have any gifts by either of them treated as "split gifts" (i.e., treated as having been made one-half by each of them for gift tax purposes) or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

    If the Donor selects the Accumulation Option, the entire amount of the gift will be a "future interest" for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

    No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable exclusion amount for gift tax purposes (currently $1,000,000). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable exclusion amount for gift tax purposes that would otherwise be available for future gifts or to the Donor's estate. All gifts of Fund shares may qualify for "gift splitting" with the Donor's spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

    The Donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of the states that do impose a gift tax follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

    Donors of Fund shares should be aware that contributions after 2009 may be subject to different rules and, therefore, should consult their tax advisers prior to making such contributions.

    GENERATION-SKIPPING TRANSFER TAXES

    If the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion will be a taxable transfer for purposes of the Federal generation-skipping transfer tax ("GST tax"). These gifts will now be protected from the GST tax by the automatic allocation of the Donor's GST exemption until his or her GST tax exemption (currently, $1,500,000 for 2005 and increasing in uneven stages to $3,500,000 in 2009) has been fully utilized. The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently 47% in 2005 and dropping 1% each year thereafter until it reaches 45% in 2007). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor's Federal gift tax return. Whether, and the extent to which, a gift through a GiftShare trust account will qualify for the Federal annual gift tax exclusion will depend upon the option selected and other gifts that the Donor and his or her spouse may have made during the year. See "Gift Taxes" above.

    Donors of Fund shares should be aware that contributions after 2009 may be subject to different rules and, therefore, should consult their tax advisers prior to making such contributions.

    INCOME TAXES

    The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the "owner" of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal

Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust's income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary's parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust's income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust's ordinary income and short-term capital gains and long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively).

    Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary's Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

    If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income and short-term capital gains (currently, 35%), but at a much lower taxable income level (for 2005, $9,750) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal income tax rate is currently limited to 15%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust's income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

    When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary's estate will have a basis equal to the value of the shares at the Beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

    CONSULTATION WITH QUALIFIED TAX ADVISER

    Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce TrustShares Fund.

                            DESCRIPTION OF THE TRUST

TRUST ORGANIZATION

    The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce continuing as the Funds' investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York. The Trust's business and affairs are managed under the direction of its Board of Trustees.

    The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Eleven Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.

    Royce 100 Fund offers three classes of shares, an Investment Class, an Institutional Class and a Financial Intermediary Class; Royce Premier and Royce Total Return Fund offer five classes of shares, Investment Class, W Class, Institutional Class, Financial Intermediary Class and Consultant Class; Royce Micro-Cap Fund, Royce TrustShares Fund, Royce Opportunity Fund and Royce Special Equity Fund offer four classes of shares, an Investment Class, an Institutional Class, a Financial Intermediary Class and a Consultant Class; Pennsylvania Mutual Fund offers three classes of shares, an Investment Class, a Financial Intermediary Class and a Consultant Class; Royce Low-Priced Stock Fund offers two classes of shares, an Investment Class and an Institutional Class; and Royce Value Fund and Royce Value Plus Fund offer three classes of shares, an Investment Class, an Institutional Class and a Consultant Class. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.

    Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund.

    On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The acquisition was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders.

    Each of the Trustees currently in office was elected by the Trust's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

    The trustee of the Royce TrustShares Fund trusts will send notices of meetings of Royce TrustShares Fund shareholders, proxy statements and proxies for such meetings to the trusts' beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Royce TrustShares Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Royce TrustShares Fund shares for which proxies are returned.

    Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

SHAREHOLDER LIABILITY

    Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations.

In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

                                PERFORMANCE DATA

    The Funds' performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

TOTAL RETURN CALCULATIONS

    Total returns quoted reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

    In addition to average annual total returns, a Fund's cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

HISTORICAL FUND RESULTS

    The following table shows certain of the Funds' total returns for the periods indicated. Such total returns reflect all income earned by each Fund, any appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods. The table compares the Funds' total returns to the records of the Russell 2000 Index (Russell 2000) and Standard & Poor's 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Funds' total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds' total returns compared to the record of a broad average of common stock prices over the same period. The Funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Funds, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.

                                                            Period Ended
Fund                                                     December 31, 2005   Russell 2000   S&P 500
----                                                     -----------------   ------------   -------
Royce Premier Fund (Investment Class)
------------------
1 Year Total Return                                           17.07%             4.55%        4.93%
5 Year Average Annual Total Return                            15.06              8.22         0.56
10 Year Average Annual Total Return                           14.67              9.26         9.08

Royce Premier Fund (Financial Intermediary Class)
------------------
1 Year Total Return                                           16.86%             4.55%        4.93%
Average Annual Total Return since 9-3-02                      23.81             20.32        13.17
(commencement of operations)

Royce Premier Fund (Institutional Class)
------------------
1 Year Total Return                                           17.17%             4.55%        4.93%
Average Annual Total Return since 9-17-02                     23.78             20.54        13.48
(commencement of operations)

Royce Premier Fund (Consultant Class)
------------------
1 Year Total Return                                           15.88%             4.55%        4.93%
Average annual Total Return Since 6-2-03                      23.55             19.01        12.37
(commencement of operations)

                                                            Period Ended
Fund                                                     December 31, 2005   Russell 2000   S&P 500
----                                                     -----------------   ------------   -------
Royce Premier Fund (W Class)
------------------
Average Annual Total Return Since 5-19-05                     23.25%            11.12%        5.99%
(commencement of operations)

Royce Micro-Cap Fund (Investment Class)
--------------------
1 Year Total Return                                           11.50%             4.55%        4.93%
5 Year Average Annual Total Return                            16.00              8.22         0.56
10 Year Average Annual Total Return                           14.52              9.26         9.08

Royce Micro-Cap Fund (Consultant Class)
--------------------
1 Year Total Return                                           10.37%             4.55%        4.93%
5 Year Average Annual Total Return                            14.89              8.22         0.56
Average Annual Total Return since 5-1-98                      15.04              5.70         2.99
(commencement of sale of Consultant Class shares)

Royce Micro-Cap Fund (Financial Intermediary Class)
--------------------
1 Year Total Return                                           11.39%             4.55%        4.93%
Average Annual Total Return since 8-30-02                     22.38             19.15        11.69
(commencement of operations)

Pennsylvania Mutual Fund (Investment Class)
------------------------
1 Year Total Return                                           12.50%             4.55%        4.93%
5 Year Average Annual Total Return                            15.32              8.22         0.56
10 Year Average Annual Total Return                           14.15              9.26         9.08

Pennsylvania Mutual Fund (Consultant Class)
------------------------
1 Year Total Return                                           11.32%             4.55%        4.93%
5 Year Annual Average Total Return                            14.22              8.22         0.56
Average Annual Total Return since 6-17-97                     12.72              7.87         5.59
(commencement of sale of Consultant Class shares)

Pennsylvania Mutual Fund (Financial Intermediary Class)
------------------------
Average Annual Total Return since 11-8-05                      6.31%             2.81%        2.73%
(commencement of operations)

Royce Select Fund I (Investment Class)
-------------------
1 Year Total Return                                            8.67%*            4.55%        4.93%
5 Year Average Annual Total Return                            15.52              8.22         0.56
Average Annual Total Return since 11-18-98                    19.01              9.28         2.79
(commencement of operations)

                                                            Period Ended
Fund                                                     December 31, 2005   Russell 2000   S&P 500
----                                                     -----------------   ------------   -------
Royce TrustShares Fund (Investment Class)
----------------------
1 Year Total Return                                            6.57%**           4.55%        4.93%
5 Year Average Annual Total Return                            12.04              8.22         0.56
10 Year Average Annual Total Return                           18.12              9.26         9.08

Royce TrustShares Fund (Consultant Class)
----------------------
1 Year Total Return                                            7.70%***          4.55%        4.93%
Average Annual Total Return since 12-7-01                      9.35              9.98         3.64
(commencement of sale of Consultant Class shares)

Royce Total Return Fund (Investment Class)
-----------------------
1 Year Total Return                                            8.23%             4.55%        4.93%
5 Year Average Annual Total Return                            13.30              8.22         0.56
10 Year Average Annual Total Return                           13.92              9.26         9.08

Royce Total Return Fund (Consultant Class)
-----------------------
1 Year Total Return                                            7.18%             4.55%        4.93%
Average annual Total Return since 10-16-01                    13.69             12.36         4.91
(commencement of Operations)

Royce Total Return Fund (Financial Intermediary Class)
-----------------------
1 Year Total Return                                            8.07%             4.55%        4.93%
Average Annual Total Return since 1-3-02                      12.52              9.33         3.53
(commencement of operations)

Royce Total Return Fund (Institutional Class)
-----------------------
1 Year Total Return                                            8.31%             4.55%        4.93%
Average Annual Total Return since 3-4-03                      22.17             26.70        17.99
(commencement of operations)

Royce Total Return Fund (W Class)
-----------------------
Average Annual Total Return since 5-19-05                     10.68%            11.12%        5.99
(commencement of operations)

--------------
  * Net of redemption fee (10.87% before fee)
 ** Net of redemption fee (8.74% before fee)
*** Net of redemption fee (7.70% before fee)

                                                            Period Ended
Fund                                                     December 31, 2005   Russell 2000   S&P 500
----                                                     -----------------   ------------   -------
Royce Low-Priced Stock Fund (Investment Class)
---------------------------
1 Year Total Return                                            9.66%            4.55%         4.93%
5 Year Average Annual Total Return                            13.45             8.22          0.56
10 Year Average Annual Total Return                           16.33             9.26          9.08

Royce Opportunity Fund (Investment Class)
----------------------
1 Year Total Return                                            4.76%            4.55%         4.93%
5 Year Average Annual Total Return                            15.69             8.22          0.56
Average Annual Total Return since 11-19-96                    17.59             8.93          7.54
(commencement of operations)

Royce Opportunity Fund (Financial Intermediary Class)
----------------------
1 Year Total Return                                            4.66%            4.55%         4.93%
5 Year Total Return                                           15.45             8.22          0.56
Average Annual Total Return since 5-22-00                     14.83             7.93         -0.44
(commencement of operations)

Royce Opportunity Fund (Institutional Class)
----------------------
1 Year Total Return                                            4.90%            4.55%         4.93%
Average Annual Total Return since 12-12-01                    16.12            10.34          4.13
(commencement of operations)

Royce Special Equity Fund (Investment Class)
-------------------------
1 Year Total Return                                           -0.99%            4.55%         4.93%
5 Year Average Annual Total Return                            16.77             8.22          0.56
Average Annual Total Return since 5-1-98                      10.32             5.70          2.99
(commencement of operations)

Royce Special Equity Fund (Consultant Class)
-------------------------

1 Year Total Return                                           -2.16%           64.55%         4.93%
Average annual Total Return since 6-2-03                      11.40            19.01         12.37
(commencement of operations)

Royce Special Equity Fund (Institutional Class)
-------------------------

1 Year Total Return                                           -0.93%            4.55%         4.93%
Average Annual Total Return since 7-25-03                     10.23            17.34         11.57
(commencement of operations)

Royce Special Equity Fund (Financial Intermediary Class)
-------------------------
1 Year Total Return                                           -1.23%            4.55%         4.93%
Average Annual Total Return since 10-2-03                     10.23            15.13         11.35
(commencement of operations)

                                                            Period Ended
Fund                                                     December 31, 2005   Russell 2000   S&P 500
----                                                     -----------------   ------------   -------
Royce Value Fund (Investment Class)
----------------
1 Year Total Return                                           17.23%            4.55%         4.93%
Average Annual Total Return since 6-14-01                     18.44             8.34          2.24
(commencement of operations)

Royce Value Plus Fund (Investment Class)
---------------------
1 Year Total Return                                           13.20%            4.55%         4.93%
Average Annual Total Return since 6-14-01                     24.43             8.34          2.24
(commencement of operations)

Royce Technology Value Fund (Investment Class)
---------------------------
1 Year Total Return                                           -1.82%            4.55%         4.93%
Average Annual Total Return since 12-31-01                    10.01             9.70          3.92
(commencement of operations)

Royce 100 Fund (Investment Class)
--------------
1 Year Total Return                                           14.89             4.55%         4.93%
Average Annual Total Return since 6-30-03                     21.15            18.96         12.40
(commencement of operations)

Royce Discovery Fund
--------------------
1 Year Total Return                                            7.60             4.55%         4.93%
Average Annual Total Return since 10-3-03                     15.80            14.24         10.90
(commencement of operations)

Royce Financial Services Fund
-----------------------------
1 Year Total Return                                           12.23%            4.55%         4.93%
Average Annual Total Return since 12-31-03                    13.62            11.21          7.85
(commencement of operations)

Royce Dividend Value Fund
-------------------------
1 Year Total Return                                            7.31%            4.55%         4.93%
Average Annual Total Return since 5-3-04                      12.29            12.40          8.85
(commencement of operations)

Royce Select Fund II
--------------------
Cumulative Total Return since  6-30-05                       4.96%****             5.88%      11.86%
(commencement of operations)

Royce Select Fund III
---------------------
Cumulative Total Return since 6-30-05                       15.35%*****            5.88%      11.86%
(commencement of operations)

---------------
  **** Net of redemption fee (7.10% before fee)
****** Net of redemption fee (17.70% before fee)


   During the applicable period ended December 31, 2005, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:


                                                                  Value of
Fund/Period Commencement Date                  Hypothetical Investment at December 31, 2005*
-----------------------------                  ---------------------------------------------
Pennsylvania Mutual Fund (12-31-80)                              $269,872
Royce Premier Fund (12-31-91)                                      65,953
Royce Micro-Cap Fund (12-31-91)                                    76,574
Royce Total Return Fund (12-15-93)                                 49,097
Royce Low-Priced Stock Fund (12-15-93)                             57,405
Royce TrustShares Fund (12-27-95)                                  52,966
Royce Opportunity Fund (11-19-96)                                  43,827
Royce Special Equity Fund (5-1-98)                                 21,255
Royce Select Fund I (11-18-98)                                     34,545
Royce Value Fund (6-14-01)                                         21,597
Royce Value Plus Fund (6-14-01)                                    27,033
Royce Technology Value Fund (12-31-01)                             14,652
Royce 100 Fund (6-30-03)                                           16,177
Royce Discovery Fund (10-3-03)                                     13,903
Royce Financial Services Fund (12-31-03)                           12,915
Royce Dividend Value Fund (5-3-04)                                 12,145
Royce Select Fund II (6-30-05)                                     10,710
Royce Select Fund III (6-30-05)                                    11,770

----------------
*Represents Investment Class results.


     The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies. The Funds' rankings by Lipper for the one year period ended December 31, 2005, were:


Fund                                              Lipper Ranking*
----                                              ---------------
Royce Premier Fund                                17 out of 637 small-cap core funds
Royce Micro-Cap Fund                              86 out of 637 small-cap core funds

Fund                                              Lipper Ranking*
----                                              ---------------
Pennsylvania Mutual Fund                          66 out of 637 small-cap core funds
Royce TrustShares Fund                            179 out of 637 small-cap core funds
Royce Total Return Fund                           204 out of 637 small-cap core funds
Royce Low-Priced Stock Fund                       134 out of 637 small-cap core funds
Royce Opportunity Fund                            168 out of 249 small-cap value funds
Royce Select Fund I                               100 out of 637 small-cap core funds
Royce Special Equity Fund                         232 out of 249 small-cap value funds
Royce Discovery Fund                              243 out of 637 small-cap core funds
Royce Value Fund                                  13 out of 637 small-cap core funds
Royce Value Plus Fund                             54 out of 637 small-cap core funds
Royce Technology Value Fund                       263 out of 284 specialty, science & technology funds
Royce 100 Fund                                    29 out of 637 small-cap core funds
Royce Dividend Value Fund                         55 out of 217 equity income* funds

--------------------
*Represents Investment Class results.


    Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.


    The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 2005, the average included 2,149 large-cap funds, 1,956 multi-cap funds, 1,181 mid-cap funds, 1,489 small-cap funds, 172 S&P 500 funds, 231 equity income funds and 142 specialty equity funds.


    Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.


    The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors
(DFA) U.S. Micro-Cap Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper boundary of the NYSE ninth decile. As of December 31, 2005, DFA U.S. Micro-Cap Fund contained approximately 3,031 stocks, with a weighted average market capitalization of about $913 million.

    The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.


    The S&P SmallCap 600 Index is an unmanaged market-weighted index consisting of approximately 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 2005, the weighted mean market value of a company in this Index was approximately $880 million.


    The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of approximately 2,000 of the smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

     U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

    Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time. In addition, Royce may compare the performance of one or more of the Funds over various time periods and/or market cycles to the record of one or more indices or funds described above.

    From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds in financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.


     Morningstar, Inc.'s Risk/Reward ratings (Sharpe Ratio) may be quoted in Fund sales and/or advertising materials. For the three years ended December 31, 2005, the average Sharpe Ratio for the 7,883 domestic equity funds rated by Morningstar with a three-year history was 1.28 and the average score for the 1,289 small company objective funds rated by Morningstar with a three-year history was 1.28. For the three years ended December 31, 2005, the scores for the Funds with a three-year history, and their ranks within Morningstar's equity funds category and its small company category were as follows:

<CAPTI0N>
                                                  PERCENTILE RANK* WITHIN MORNINGSTAR CATEGORY OF
                                  MORNINGSTAR     -----------------------------------------------
FUND                             SHARPE RATIO          EQUITY FUNDS      SMALL COMPANY FUNDS
----                             ------------          ------------      -------------------

Premier                              1.77                   3%                    3%
(Investment Class)

Micro-Cap                            1.43                  25%                    31%
(Investment Class)

Pennsylvania Mutual                   1.6                  10%                    14%
(Investment Class)

Trust & GiftShares                   1.38                  31%                    39%
(Investment Class)

Total Return                         1.51                  16%                    21%
(Investment Class)

Low-Priced Stock                     1.24                  52%                    60%
(Investment Class)

Royce Opportunity                    1.37                  32%                    40%
(Investment Class)

Royce Special Equity                 0.99                  82%                    83%
(Investment Class)

Royce Select Fund I                  1.73                   4%                     4%
(Investment Class)

Royce Value Fund                     2.21                   1%                     1%
(Investment Class)

Royce Value Plus Fund                1.89                   1%                     1%
(Investment Class)

Royce Technology                     0.81                  93%                    N/A
Value Fund
(Investment Class)

-------------------------
*Represents a Fund's ranking within Morningstar category with 1 percentile representing the lowest risk score and 100 percentile representing the highest risk score.


    Morningstar also ranks Funds within each of its categories according to their relative total return performance and Fund advertisements and sales material may reference these rankings. The Funds' performances may also be compared to those of other compilations or indices.

    Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares were purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of declining price levels.

    The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.

RISK MEASUREMENTS

    Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

    Standard Deviation. The risk associated with a fund or portfolio can be
    ------------------
viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk can be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period.

    Return Efficiency. This is a measure of a fund's risk adjusted return and
    -----------------
is calculated by dividing a fund's average annual total return by its annualized standard deviation over a designated time period.

    Beta. Beta measures the sensitivity of a security's or portfolio's returns
    ----
to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 have experienced returns with greater correlation to the overall market, and portfolios with betas less than 1 have experienced returns with less correlation to the overall market.

    Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the
    ------------
ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of total risk assumed.

    Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the
    -------------
ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

     Jensen's Alpha. This is the difference between a fund's actual returns and
     --------------
those that would have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service
     ------------------------
that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

    None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

                                                                       EXHIBIT A

                                                                    June 5, 2003
                                                    As amended on April 14, 2005

            ROYCE & ASSOCIATES PROXY VOTING GUIDELINES AND PROCEDURES

These procedures apply to Royce & Associates, LLC ("Royce") and all funds and other client accounts for which it is responsible for voting proxies, including all open and closed-end registered investment companies ("The Royce Funds"), limited partnerships, limited liability companies, separate accounts, other accounts for which it acts as investment adviser and any accounts for which it acts as sub-adviser that have directly or indirectly delegated proxy voting authority to Royce. The Boards of Trustees/Directors of The Royce Funds have delegated all proxy voting decisions to Royce, and in the case of Royce Technology Value Fund, to JHC Capital Management subject to these policies and procedures.

Receipt of Proxy Material. Under the continuous oversight of the Head of
-------------------------
Administration, an Administrative Assistant designated by him is responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. All proxy materials are logged in upon receipt by Royce's Librarian.

Voting of Proxies. Once proxy material has been logged in by Royce's Librarian,
-----------------
it is then promptly reviewed by the designated Administrative Assistant to evaluate the issues presented. Regularly recurring matters are usually voted as recommended by the issuer's board of directors or "management." The Head of Administration, in consultation with the Chief Investment Officer, develops and updates a list of matters Royce treats as "regularly recurring" and is responsible for ensuring that the designated Administrative Assistant has an up-to-date list of these matters at all times, including instructions from Royce's Chief Investment Officer on how to vote on those matters on behalf of Royce clients. Examples of "regularly recurring" matters include non-contested elections of directors and non-contested approval of independent auditors. Non-"regularly recurring" matters are brought to the attention of the portfolio manager(s) for the account(s) involved by the designated Administrative Assistant, and, after giving some consideration to advisories from "Proxy Master" (a service provided by Institutional Shareholder Services), the portfolio manager directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment. If the portfolio manager determines that information concerning any proxy requires analysis, is missing or incomplete, he or she then gives the proxy to an analyst or another portfolio manager for review and analysis.

        a. From time to time, it is possible that one Royce portfolio manager will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another Royce portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another Royce portfolio manager is casting votes on behalf of other Royce client accounts.

           The designated Administrative Assistant reviews all proxy votes collected from Royce's portfolio managers prior to such votes being cast. If any difference exists among the voting instructions given by Royce's portfolio managers, as described above, the designated Administrative Assistant then presents these proposed votes to the Head of Administration and the Chief Investment Officer. The Chief Investment Officer, after consulting with the relevant portfolio managers, either reconciles the votes or authorizes the casting of differing votes by different portfolio managers. The Head of Administration maintains a log of all votes for which different portfolio managers have cast differing votes, that describes the rationale for allowing such differing votes and contains the initials of both the Chief Investment Officer and Head of Administration allowing such differing votes. The Head of Administration performs a weekly review of all votes cast by Royce to confirm that any conflicting votes were properly handled in accordance with the above-described procedures.

        b. There are many circumstances that might cause Royce to vote against an issuer's board of directors or "management" proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting, poison pills, etc. The portfolio managers decide these issues on a case-by-case basis as described above.

        c. A portfolio manager may, on occasion, determine to abstain from voting a proxy or a specific proxy item when he or she concludes that the potential benefit of voting is outweighed by the cost, when it is not in the client account's best interest to vote.

        d. When a client has authorized Royce to vote proxies on its behalf, Royce will generally not accept instructions from the clients regarding how to vote proxies.

        e. If a security is on loan under The Royce Funds' Securities Lending Program with State Street Bank and Trust Company ("Loaned Securities"), the Head of Administration or the designated Administrative Assistant will recall the Loaned Securities and request that they be delivered within the customary settlement period after the notice, to permit the exercise of their voting rights if the number of shares of the security on loan would have a material effect on The Royce Funds' voting power at the up-coming stockholder meeting. A material effect is defined as any case where the Loaned Securities are 1% or more of a class of a company's outstanding equity securities.

Custodian banks are authorized to release all shares held for Royce client account portfolios to Automated Data Processing Corporation ("ADP") for voting, utilizing ADP's "Proxy Edge" software system. Substantially all portfolio companies utilize ADP to collect their proxy votes. However, for the limited number of portfolio companies that do not utilize ADP, Royce attempts to register at least a portion of its clients holdings as a physical shareholder in order to ensure its receipt of a physical proxy.

Under the continuous oversight of the Head of Administration, the designated Administrative Assistant is responsible for voting all proxies in a timely manner. Votes are returned to ADP using Proxy Edge as ballots are received, generally two weeks before the scheduled meeting date. The issuer can thus see that the shares were voted, but the actual vote cast is not released to the company until 4pm on the day before the meeting. If proxies must be mailed, they go out at least ten business days before the meeting date.

Conflicts of Interest. The designated Administrative Assistant reviews reports
---------------------
generated by Royce's portfolio management system ("Quest PMS") that set forth by record date, any security held in a Royce client account which is issued by a
(i) public company that is, or a known affiliate of which is, a separate account client of Royce (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a privately-offered pooled vehicle managed by Royce or (iii) public company, or a known affiliate of a public company, by which the spouse of a Royce employee or an immediate family member of a Royce employee living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for Royce. The Head of Administration develops and updates the list of such public companies or their known affiliates which is used by Quest PMS to generate these daily reports. This list also contains information regarding the source of any potential conflict relating to such companies. Potential conflicts identified on the "conflicts reports" are brought to the attention of the Head of Administration by the designated Administrative Assistant, who then reviews them to determine if business or personal relationships exist between Royce, its officers, managers or employees and the company that could present a material conflict of interest. Any such identified material conflicts are voted by Royce in accordance with the recommendation given by an independent third party research firm (Institutional Shareholder Services). The Head of Administration maintains a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by the Chief Investment Officer before the relevant votes are cast.

Recordkeeping. A record of the issues and how they are voted is stored in the
-------------
Proxy Edge system. Copies of all physically executed proxy cards, all proxy statements and any other documents created or reviewed that are material to making a decision on how to vote proxies are retained in the Company File maintained by Royce's Librarian.

                           PART C - OTHER INFORMATION

Item 23.       Exhibits:


               The exhibits required by Items (a) through (i) and (k) through
               (p), to the extent applicable to the Registrant, have been filed with Registrant's initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33,
               34, 35, 38, 40, 41, 42, 43, 46, 47, 48, 51, 52, 53, 54, 55, 56,
               57, 58, 59, 60, 61, 62, 63, 64, 66, 67, 68, 69, 70, 71, 72 and
               73 thereto and, with respect to Pennsylvania Mutual Fund, its initial Registration Statement (No. 2-19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51, 52, 53, 56, 58, 59,
               60, 61, 62 63, 64, 65, 66, 67, 68, 69, 70, 71, 72, 73, 74 and 75
               75 and are incorporated by reference herein.

          (j)  Consent of PricewaterhouseCoopers LLP, dated March 23, 2006.


Item 24.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------

              There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification
          ---------------

              (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                                       "ARTICLE IX
                                       -----------
                       LIMITATION OF LIABILITY AND INDEMNIFICATION
                       -------------------------------------------

              Section 1. Limitation of Liability. All persons contracting with
                         ------------------------
              or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          INDEMNIFICATION

              Section 2.
              ---------

              (a)   Subject to the exceptions and limitations contained in
                    Section 2(b) below:
                    (i) Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

                    (ii) The words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            (b)     No indemnification shall be provided hereunder to a Covered
                    Person:

                    (i) Who shall, in respect of the matter or matters involved, adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or
          (B) not to have acted in the belief that his action was in the best interest of the Trust; or

                    (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
                                   (A) By the court or other body approving the
          settlement;

                                   (B) By a majority of those Trustees who are
          neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                                   (C) By written opinion of independent legal
          counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

            (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

            (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either
          (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

            (b)(1) Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates provides as follows:

                    "8.            Protection of the Adviser. The Adviser (or
                                   -------------------------
          any sub-investment
          adviser as may be applicable) shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

                    Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

            (b)(2) Paragraph 7 of the Investment Subadvisory Agreement between Royce & Associates and JHC Capital Management, LLC provides as follows:

                    "7.            Liability and Indemnification.
                                   ------------------------------
          (a) The Subadviser shall not be liable to the Adviser for any action taken or omitted to be taken by the Subadviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as a sub-investment adviser of the Series, and the Adviser shall indemnify the Subadviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Subadviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be t aken by the Subadviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as a sub-investment adviser of the Series. Notwithstanding the preceding sentence of this Section 7(a) to the contrary, nothing contained herein shall protect or be deemed to protect the Subadviser against or entitle or be deemed to entitle the Subadviser to indemnification in respect of, any liability to the Series or its security holders or to the Adviser to which the Subadviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

          (b) The Adviser shall not be liable to the Subadviser for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Series, and the Subadviser shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Subadviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as a sub-investment adviser of the Series to the extent that any such action or omission by the Subadviser involves willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under this Agreement.

          (c) The Subadviser shall indemnify each of the Adviser and the Series and hold each of them harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser or the Series in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any actual or alleged untrue statement of a material fact contained in the Prospectus and/or SAI, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Series or the actual or alleged omission to state therein a material fact known or that should have been known to the Subadviser which was required to be stated therein or necessary to make the statements therein not misleading, but only to the extent that such statement or omission was made in reliance upon written information furnished to the Adviser or the Fund by the Subadviser for use therein.

          (d) The Adviser shall indemnify the Subadviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Subadviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any actual or alleged untrue statement of a material fact contained in the Prospectus and/or SAI, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Series or the actual or alleged omission to state therein a material fact known or that should have been known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, except to the extent that any such statement or omission was made in reliance upon written information furnished to the Adviser or the Fund by the Subadviser for use therein.

              (c) Paragraph 9 of the Distribution Agreement made October 1, 2001 by and between the Registrant and Royce Fund Services, Inc. provides as follows:

                    "9.            Protection of the Distributor. The
                                   -----------------------------
          Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

                    Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."

            (d) The Fund, its officers and directors, R&A, JHC Capital Management, the Distributor and certain others are presently insured under a Directors and Officers/Errors and Omissions Liability Insurance Policy issued by ICI Mutual Insurance Company, which generally covers claims by the Fund's stockholders, and third persons based on or alleging negligent acts, misstatements or omissions by the insureds and the costs and expenses of defending those claims, up to a limit of $20,000,000, with a deductible amount of $400,000.

Item 26.  Business and Other Connections of Investment Advisers
          -----------------------------------------------------

              Reference is made to the filings on Schedule D to the Form ADV, as amended, of each of Royce & Associates and JHC Capital Management, LLC for Registration as Investment Adviser under the Investment Advisers Act of 1940.

Item 27.  Principal Underwriters
          ----------------------

              Royce Fund Services, Inc. is the Registrant's principal underwriter in connection with the sale of shares of the Registrant. The following are the directors and officers of Royce Fund Services, Inc., the principal place of business of which is 1414 Avenue of the Americas, New York, New York 10019.

                          Positions and Offices                Positions and Offices
      Name                  with Underwriter                         with Fund
      ----                  ----------------                         ---------
Charles M. Royce           Director, Secretary                       President
John D. Diederich               President            Director of Administration, Vice President
Jack E. Fockler, Jr.         Vice President                       Vice President

Item 28.  Location of Accounts and Records
          --------------------------------

              The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

                       The Royce Fund
                       1414 Avenue of the Americas
                       10th Floor
                       New York, New York  10019

                       State Street Bank and Trust Company
                       1776 Heritage Drive
                       John Adams Bldg., 2 North
                       North Quincy, Massachusetts 02171

Item 29.  Management Services
          -------------------

              State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

              Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:


2005                            $2,899,451
2004                            $2,564,904
2003                            $1,672,174

Item 30.  Undertakings
          ------------

              None.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post- Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of March, 2006.

          The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than on listed in paragraph (b)(1) of such Rule or one for which the commission approved a filing under paragraph (b)(1)(ix) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant's Registration Statement; (ii) the effective date of the Registrant's most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

                                              THE ROYCE FUND

                                              By: /s/ Charles M. Royce
                                                  Charles M. Royce, President

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
/s/ Charles M. Royce                 President and Trustee              3/23/2006
Charles M. Royce

/s/ Donald R. Dwight                 Trustee                            3/23/2006
Donald R. Dwight

/s/ Mark R. Fetting                  Trustee                            3/23/2006
Mark R. Fetting

/s/ Richard M. Galkin                Trustee                            3/23/2006
Richard M. Galkin

/s/ Stephen L. Isaacs                Trustee                            3/23/2006
Stephen L. Isaacs

/s/ William L. Koke                  Trustee                            3/23/2006
William L. Koke

/s/ Arthur S. Mehlman                Trustee                            3/23/2006
Arthur S. Mehlman

/s/ David L. Meister                 Trustee                            3/23/2006
David L. Meister

/s/ G. Peter O'Brien                 Trustee                            3/23/2006
G. Peter O'Brien

                                    --------
                                     NOTICE

          A copy of the Declaration of Trust of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.